UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq.
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2014

Common stocks
Aerospace & defense	0.37%
Air freight & logistics	0.02
Airlines	0.75
Auto components	0.05
Automobiles	1.58
Banks	4.06
Beverages	0.64
Biotechnology	0.93
Building products	0.37
Capital markets	0.91
Chemicals	1.44
Commercial services & supplies	0.14
Communications equipment	0.12
Construction & engineering	0.06
Construction materials	0.54
Consumer finance	0.27
Diversified financial services	1.13
Diversified telecommunication services	0.43
Electric utilities	0.31
Electrical equipment	0.46
Electronic equipment, instruments & components	0.51
Energy equipment & services	1.18
Food & staples retailing	0.81
Food products	1.70
Health care equipment & supplies	0.19
Health care providers & services	0.38
Hotels, restaurants & leisure	0.55
Household durables	0.43
Industrial conglomerates	0.96
Insurance	3.24
Internet & catalog retail	0.60
Internet software & services	0.67
IT services	0.43
Leisure products	0.25
Life sciences tools & services	0.08
Machinery	0.76
Marine	0.35
Media	1.60
Metals & mining	1.37
Multiline retail	0.28
Multi-utilities	0.27
Oil, gas & consumable fuels	2.40
Paper & forest products	0.16
Personal products	0.51
Pharmaceuticals	3.79
Real estate investment trust (REIT)	0.71
Real estate management & development	0.34
Road & rail	0.56
Semiconductors & semiconductor equipment	1.71
Software	1.63
Specialty retail	0.36
Technology hardware, storage & peripherals	0.94
Textiles, apparel & luxury goods	0.68
Tobacco	0.85
Trading companies & distributors	0.69
Wireless telecommunication services	0.98

Total common stocks	47.50%

Bonds
Mortgage & agency debt security	0.02
US government obligations	1.93
Non-US government obligations	6.66

Total bonds	8.61%

Investment companies
iShares JP Morgan USD Emerging Markets Bond ETF	1.98
UBS Emerging Markets Equity Relationship Fund	6.81
UBS High Yield Relationship Fund	7.13

Total investment companies	15.92%
Warrant	0.03
Short-term investment	25.65
Investment of cash collateral from securities loaned	3.13

Total investments	100.84%
Liabilities, in excess of cash and other assets	(0.84)

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Global Securities Relationship Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Global Securities Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Shares	Value

Common stocks — 47.50%
Australia — 0.23%
Westfield Group	60,983	$579,695

Brazil — 0.15%
AMBEV SA ADR	4,250	31,492
BRF SA	3,400	67,880
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	1,700	74,392
Cielo SA	5,600	178,465
Cosan Ltd., Class A	1,700	19,380

Total Brazil common stocks		371,609

Canada — 1.61%
Canadian Oil Sands Ltd.	40,300	845,370
Canadian Pacific Railway Ltd.	1,140	171,490
Lightstream Resources Ltd.[1]	42,559	216,356
Petrobank Energy & Resources Ltd.*	37,200	12,787
Royal Bank of Canada	20,100	1,325,273
Suncor Energy, Inc.	29,200	1,019,821
Teck Resources Ltd., Class B	18,900	407,919

Total Canada common stocks		3,999,016

China — 1.56%
AIA Group Ltd.	254,886	1,209,283
Airtac International Group	2,000	20,721
Angang Steel Co., Ltd., H Shares*	34,000	20,953
Baidu, Inc. ADR*	1,570	239,237
Brilliance China Automotive
Holdings Ltd.	138,000	211,008
China Railway Group Ltd., H Shares	131,000	60,970
China Shenhua Energy Co., Ltd., H
Shares	15,500	44,762
CIMC Enric Holdings Ltd.	54,000	76,163
Coolpad Group Ltd.	20,000	9,824
Ctrip.com International Ltd. ADR*1	2,134	107,596
Industrial & Commercial Bank of
China Ltd., H Shares	50,000	30,748
Jardine Matheson Holdings Ltd.	15,200	958,816
Kerry Logistics Network Ltd.*	26,000	38,146
Kingsoft Corp., Ltd.[1]	2,000	7,877
Minth Group Ltd.	20,000	40,740
Ping An Insurance Group Co. of
China Ltd., H Shares	13,500	111,913
Shimao Property Holdings Ltd.	30,500	66,847
Sohu.com, Inc.*1	1,100	71,599
Tencent Holdings Ltd.	5,100	354,728
Youku Tudou, Inc. ADR*1	2,040	57,202
ZTE Corp., H Shares	70,000	135,912

Total China common stocks		3,875,045

Cyprus — 0.02%
QIWI PLC ADR[1]	1,550	53,707

Denmark — 0.35%
AP Moeller - Maersk A/S, Class B	73	875,566

Finland — 0.47%
Sampo Oyj, Class A	22,662	1,175,444

France — 1.36%
Carrefour SA	35,154	1,360,638
Peugeot SA*1	54,435	1,027,021
Schneider Electric SA	11,350	1,006,198

Total France common stocks		3,393,857

Germany — 1.74%
Aixtron SE*	34,195	559,181
Bayer AG	10,733	1,451,721
E.ON SE	34,637	677,114
HeidelbergCement AG	8,829	756,677
ThyssenKrupp AG*	32,940	883,317

Total Germany common stocks		4,328,010

India — 0.08%
Dr Reddy's Laboratories Ltd. ADR[1]	4,400	193,160

Indonesia — 0.11%
Alam Sutera Realty Tbk PT	840,300	44,012
Ciputra Development Tbk PT	430,100	43,919
Lippo Karawaci Tbk PT	475,300	45,396
Media Nusantara Citra Tbk PT	101,500	23,499
Summarecon Agung Tbk PT	174,000	16,312
Surya Semesta Internusa Tbk PT	421,600	35,442
Wijaya Karya Persero Tbk PT	259,800	54,659

Total Indonesia common stocks		263,239

Ireland — 1.28%
Bank of Ireland*	1,849,830	785,134
Mallinckrodt PLC*	4,100	259,981
Ryanair Holdings PLC ADR*1	16,200	952,722
Shire PLC	24,016	1,179,127

Total Ireland common stocks		3,176,964

Israel — 0.83%
Check Point Software Technologies Ltd.*	21,800	1,474,334
Mellanox Technologies Ltd.*	9,000	352,170
Teva Pharmaceutical Industries Ltd. ADR	4,700	248,348

Total Israel common stocks		2,074,852

Italy — 0.54%
Intesa Sanpaolo SpA	399,194	1,352,876

Japan — 5.85%
Asahi Glass Co., Ltd.	88,000	509,848
Astellas Pharma, Inc.	78,000	924,982
Fuji Heavy Industries Ltd.	21,000	568,057
Hitachi Ltd.	100,000	738,265
ITOCHU Corp.	98,800	1,154,414
Japan Airlines Co., Ltd.	16,400	807,169
KDDI Corp.	21,800	1,262,189
Mitsubishi UFJ Financial Group, Inc.	184,600	1,014,079
ORIX Corp.	71,800	1,010,758
Panasonic Corp.	85,900	976,221
Sankyo Co., Ltd.	14,800	623,030
Shin-Etsu Chemical Co., Ltd.	14,700	840,000
Shiseido Co., Ltd.	56,300	990,561
Sumitomo Realty & Development Co., Ltd.	13,000	509,093
THK Co., Ltd.	38,200	857,525
Tokio Marine Holdings, Inc.	22,800	684,342
Toyota Motor Corp.	19,100	1,078,105

Total Japan common stocks		14,548,638

Luxembourg — 0.03%
Ternium SA ADR	2,700	79,866

Macau — 0.10%
Melco Crown Entertainment Ltd. ADR*	1,800	69,570
Sands China Ltd.	25,200	188,273

Total Macau common stocks		257,843

Malaysia — 0.10%
Axiata Group Bhd	43,700	89,260
Malayan Banking Bhd	25,300	74,998
Sapurakencana Petroleum Bhd*	64,700	89,159

Total Malaysia common stocks		253,417

Mexico — 0.26%
Alfa SAB de CV, Class A	52,000	131,519

UBS Global Securities Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Shares	Value

Alsea SAB de CV	42,000	$152,809
Cemex SAB de CV ADR*	6,564	82,903
Grupo Financiero Banorte SAB de CV, Class O	29,000	195,096
Grupo Televisa SAB ADR	2,700	89,883

Total Mexico common stocks		652,210

Netherlands — 0.87%
Koninklijke DSM NV	13,476	924,826
NXP Semiconductor NV*	6,700	394,027
Wolters Kluwer NV	29,863	842,563

Total Netherlands common stocks		2,161,416

Norway — 0.42%
Telenor ASA	46,801	1,037,191

Panama — 0.03%
Copa Holdings SA, Class A	500	72,595

Philippines — 0.12%
Alliance Global Group, Inc.	242,600	154,177
Metropolitan Bank & Trust Co.*	51,364	88,537
SM Investments Corp.	4,195	65,949

Total Philippines common stocks		308,663

Russia — 0.04%
Magnit OJSC GDR[2]	563	30,852
MegaFon OAO GDR[2]	2,138	60,185

Total Russia common stocks		91,037

South Africa — 0.20%
Aspen Pharmacare Holdings Ltd.	6,884	183,935
Life Healthcare Group Holdings Ltd.	10,056	36,784
Naspers Ltd., Class N	1,825	201,315
Standard Bank Group Ltd.[1]	6,297	83,019

Total South Africa common stocks		505,053

South Korea — 0.51%
Amorepacific Corp.	73	86,411
CJ Korea Express Co., Ltd.*	567	60,192
CJ O Shopping Co., Ltd.	91	31,144
Hankook Tire Co., Ltd.	1,368	77,624
Hyundai Motor Co.	692	163,175
LG Chem Ltd.	259	61,803
NAVER Corp.	47	34,175
Samsung Electronics Co., Ltd.	163	205,655
Seoul Semiconductor Co., Ltd.	3,531	150,269
Shinhan Financial Group Co., Ltd.	1,750	77,270
SK Hynix, Inc.*	9,080	307,088

Total South Korea common stocks		1,254,806

Spain — 1.29%
Acciona SA	5,804	502,461
Banco Santander SA	152,821	1,457,105
Bankia SA*	349,133	736,866
Mediaset Espana Comunicacion SA*	44,175	514,552

Total Spain common stocks		3,210,984

Sweden — 0.17%
Lundin Petroleum AB*	20,813	428,010

Switzerland — 2.89%
ACE Ltd.	3,800	376,428
Credit Suisse Group AG*	30,566	988,498
Glencore Xstrata PLC*	158,288	814,892
Nestle SA	26,723	2,011,669
Novartis AG	25,653	2,176,319
Zurich Insurance Group AG*	2,676	821,522

Total Switzerland common stocks		7,189,328

Taiwan — 0.32%
Ginko International Co., Ltd.	6,000	103,440
Hiwin Technologies Corp.	10,000	96,872
Largan Precision Co., Ltd.	4,000	189,147
MediaTek, Inc.	3,000	44,282
President Chain Store Corp.	17,000	120,023
Taiwan Semiconductor
Manufacturing Co., Ltd. ADR	8,600	172,172
Uni-President Enterprises Corp.	42,238	73,512

Total Taiwan common stocks		799,448

Thailand — 0.09%
Jasmine International PCL	141,400	34,435
Kasikornbank PCL NVDR	13,700	75,173
Land and Houses PCL NVDR	119,700	35,423
LPN Development PCL	73,900	36,449
Minor International PCL	68,300	52,214

Total Thailand common stocks		233,694

Turkey — 0.07%
Ford Otomotiv Sanayi AS	3,952	40,357
Turk Hava Yollari	11,614	35,770
Turkiye Halk Bankasi AS	13,896	86,050

Total Turkey common stocks		162,177

United Kingdom — 6.38%
Aon PLC	4,600	387,688
Ashtead Group PLC	34,735	550,709
Associated British Foods PLC	14,376	666,521
AstraZeneca PLC	15,632	1,010,250
Aviva PLC	117,026	930,627
Barclays PLC	227,830	886,516
BP PLC	201,856	1,615,316
Burberry Group PLC	23,596	548,766
Imperial Tobacco Group PLC	35,675	1,441,093
Kingfisher PLC	119,899	842,335
Liberty Global PLC, Series A*	1,920	79,872
London Stock Exchange Group PLC	23,544	773,252
Noble Corp. PLC	12,200	399,428
Premier Oil PLC	101,690	499,951
Prudential PLC	56,967	1,204,727
Rio Tinto PLC	21,794	1,212,643
SABMiller PLC	16,086	803,192
Sage Group PLC	156,259	1,089,181
Vodafone Group PLC	253,978	932,793

Total United Kingdom common stocks		15,874,860

United States — 17.43%
Acorda Therapeutics, Inc.*	9,400	356,354
Adobe Systems, Inc.*	7,400	486,476
Air Products & Chemicals, Inc.	4,000	476,160
Alexion Pharmaceuticals, Inc.*	2,200	334,686
Allergan, Inc.	3,390	420,699
Alnylam Pharmaceuticals, Inc.*	4,500	302,130
Altera Corp.	3,400	123,216
Amazon.com, Inc.*	3,470	1,167,724
American Express Co.	1,720	154,852
AMETEK, Inc.	2,830	145,717
Apple, Inc.	3,760	2,018,142
Applied Materials, Inc.	21,800	445,156
Baker Hughes, Inc.	13,400	871,268
Baxter International, Inc.	3,400	250,172
Biogen Idec, Inc.*	600	183,522
Bio-Rad Laboratories, Inc., Class A*	1,459	186,927
Bluebird Bio, Inc.*	1,900	43,206
Broadcom Corp., Class A	23,800	749,224
Capital One Financial Corp.	4,800	370,368
Catamaran Corp.*	3,340	149,498
Citigroup, Inc.	19,990	951,524
Coach, Inc.	4,300	213,538
Comcast Corp., Class A	11,800	590,236
Concho Resources, Inc.*	1,290	158,025

UBS Global Securities Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Shares		Value

Crown Castle International Corp.		2,360	$174,121
Cummins, Inc.		750	111,742
Danaher Corp.		14,450	1,083,750
Digital Realty Trust, Inc.[1]		11,600	615,728
Discover Financial Services		2,400	139,656
Eli Lilly & Co.		8,400	494,424
Envision Healthcare Holdings, Inc.*		8,900	301,087
EOG Resources, Inc.		2,300	451,191
Epizyme, Inc.*		1,900	43,263
Estee Lauder Cos., Inc., Class A		2,790	186,595
Facebook, Inc., Class A*		4,315	259,936
Ford Motor Co.		27,000	421,200
Freescale Semiconductor Ltd.*		15,500	378,355
General Dynamics Corp.		3,800	413,896
General Motors Co.		12,300	423,366
Gilead Sciences, Inc.*		8,850	627,111
Google, Inc., Class A*		450	501,529
Hain Celestial Group, Inc.*		1,430	130,802
Halliburton Co.		16,700	983,463
Hertz Global Holdings, Inc.*		28,600	761,904
Hess Corp.		8,100	671,328
Home Depot, Inc.		650	51,434
Hospira, Inc.*		12,891	557,536
Illinois Tool Works, Inc.		8,900	723,837
Impax Laboratories, Inc.*		12,400	327,608
International Paper Co.		8,900	408,332
Intuitive Surgical, Inc.*		290	127,017
Invesco Ltd.		9,800	362,600
Jabil Circuit, Inc.		19,400	349,200
JC Penney Co., Inc.*1		21,700	187,054
JPMorgan Chase & Co.		16,900	1,025,999
Kellogg Co.		2,900	181,859
Las Vegas Sands Corp.		2,570	207,605
Lexicon Pharmaceuticals, Inc.*		109,800	189,954
Lincoln National Corp.		12,400	628,308
LinkedIn Corp., Class A*		550	101,717
LyondellBasell Industries NV, Class A		1,000	88,940
MacroGenics, Inc.*1		1,600	44,528
Macy's, Inc.		8,500	503,965
Martin Marietta Materials, Inc.[1]		4,000	513,400
MasterCard, Inc., Class A		2,750	205,425
McDermott International, Inc.*1		46,500	363,630
MetLife, Inc.		10,200	538,560
Michael Kors Holdings Ltd.*		1,325	123,583
Micron Technology, Inc.*		15,400	364,364
Mohawk Industries, Inc.*		770	104,705
Mondelez International, Inc., Class A		31,700	1,095,235
Monsanto Co.		5,000	568,850
Monster Beverage Corp.*		2,490	172,930
Morgan Stanley		29,300	913,281
NetApp, Inc.		8,600	317,340
NextEra Energy, Inc.		2,800	267,736
NII Holdings, Inc.*1		84,100	100,079
NIKE, Inc., Class B		3,080	227,489
Norfolk Southern Corp.		4,100	398,397
Owens Corning		9,600	414,432
PepsiCo, Inc.		7,000	584,500
Philip Morris International, Inc.		8,300	679,521
Praxair, Inc.		3,500	458,395
Precision Castparts Corp.		930	235,067
Priceline.com, Inc.*		160	190,702
QUALCOMM, Inc.		1,990	156,931
Ralph Lauren Corp.		3,525	567,278
Realogy Holdings Corp.*		1,010	43,885
Regeneron Pharmaceuticals, Inc.*		590	177,165
Rite Aid Corp.*		26,300	164,901
Salesforce.com, Inc.*		4,060	231,785
Schlumberger Ltd.		2,375	231,563
ServiceNow, Inc.*		1,705	102,164
ServiceSource International, Inc.*		47,500	400,900
Sherwin-Williams Co.		790	155,733
Simon Property Group, Inc.		2,400	393,600
Starbucks Corp.		2,225	163,271
Symantec Corp.		21,100	421,367
Time Warner, Inc.		5,800	378,914
United Technologies Corp.		2,350	274,574
UnitedHealth Group, Inc.		5,600	459,144
US Bancorp		13,700	587,182
Viacom, Inc., Class B		7,550	641,675
Visa, Inc., Class A		1,040	224,494
VMware, Inc., Class A*		2,190	236,564
Walgreen Co.		4,200	277,326
Walt Disney Co.		7,600	608,532
Waste Management, Inc.		8,300	349,181
Wells Fargo & Co.		6,100	303,414
Yelp, Inc.*		645	49,620
Yum! Brands, Inc.		7,200	542,808

Total United States common stocks			43,372,352

Total common stocks
(cost $100,689,554)			118,206,628

	Face
	amount

Bonds — 8.61%
Mortgage & agency debt security — 0.02%
United States — 0.02%
Federal Home Loan Mortgage Corp.
Gold Pools,[3]
#G00194, 7.500%,
due 02/01/24
(cost $38,235)		$37,042	41,149

US government obligations — 1.93%
US Treasury Bonds,
2.750%, due 11/15/42		370,000	315,252
3.625%, due 08/15/43[1]		60,000	60,731
3.750%, due 11/15/43		50,000	51,766
5.375%, due 02/15/31[1]		125,000	159,902
8.000%, due 11/15/21		235,000	327,678
US Treasury Notes,
0.125%, due 12/31/14		1,050,000	1,050,246
0.750%, due 12/31/17		1,160,000	1,137,434
1.625%, due 11/15/22		310,000	286,871
2.500%, due 04/30/15		1,260,000	1,291,746
2.500%, due 08/15/23[1]		130,000	128,141

Total US government obligations
(cost $4,843,440)			4,809,767

Non-US government obligations — 6.66%
Australia — 0.70%
Government of Australia,
5.750%, due 05/15/21	AUD	1,670,000	1,738,775

Belgium — 0.34%
Kingdom of Belgium,
1.250%, due 06/22/18[2]	EUR	595,000	834,620

Canada — 0.00%[4]
Government of Canada,
5.750%, due 06/01/29	CAD	100	124

UBS Global Securities Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face
	amount		Value

8.000%, due 06/01/23	CAD	200	$266

			390

Finland — 0.66%
Government of Finland,
4.375%, due 07/04/19[2,5]	EUR	1,015,000	1,648,423

France — 0.27%
Government of France,
3.750%, due 04/25/21		420,000	669,600

Germany — 1.93%
Bundesobligation,
1.250%, due 10/14/16		800,000	1,131,980
Bundesrepublik Deutschland,
3.000%, due 07/04/20		730,000	1,136,772
3.250%, due 07/04/21		1,165,000	1,850,088
3.250%, due 07/04/42		270,000	435,221
4.000%, due 01/04/37		140,000	246,747

			4,800,808

Italy — 0.89%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/16[6]		296,442	428,755
2.100%, due 09/15/21[2,6]		610,721	869,629
3.000%, due 04/15/15		295,000	416,122
4.250%, due 02/01/19[2]		335,000	512,472

			2,226,978

Netherlands — 0.34%
Kingdom of the Netherlands,
1.250%, due 01/15/18[2,5]		590,000	833,954

Spain — 0.34%
Kingdom of Spain,
3.750%, due 10/31/18		340,000	510,079
4.800%, due 01/31/24		220,000	343,762

			853,841

Sweden — 0.68%
Kingdom of Sweden,
5.000%, due 12/01/20	SEK	9,055,000	1,684,539

United Kingdom — 0.51%
UK Gilts,
3.750%, due 09/07/21[2]	GBP	460,000	838,018
4.750%, due 12/07/38[2]		215,000	436,558

			1,274,576

Total Non-US government
obligations
(cost $15,773,078)			16,566,504

Total bonds
(cost $20,654,753)			21,417,420

	Shares

Investment companies — 15.92%
iShares JP Morgan USD Emerging
Markets Bond ETF[1]		44,350	4,941,477
UBS Emerging Markets Equity
Relationship Fund*7		481,624	16,942,947
UBS High Yield Relationship Fund*7		517,531	17,751,264

Total investment companies
(cost $37,275,101)			39,635,688

	Number of warrants

Warrant — 0.03%
Russia — 0.03%
Sberbank of Russia, strike @ USD
0.00001, expires 10/14/15*
(cost $109,227)		36,064	86,181

	Shares

Short-term investment — 25.65%
Investment company — 25.65%
UBS Cash Management Prime
Relationship Fund[7]
(cost $63,831,772)		63,831,772	63,831,772

Investment of cash collateral from securities loaned — 3.13%
UBS Private Money Market Fund LLC[7]
(cost $7,794,220)		7,794,220	7,794,220

Total investments — 100.84%
(cost $230,354,627)			250,971,909
Liabilities, in excess of cash and
other assets — (0.84)%			(2,096,869)

Net assets — 100.00%			$248,875,040

UBS Global Securities Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$23,614,740
Gross unrealized depreciation	(2,997,458)

Net unrealized appreciation of investments	$20,617,282

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts		In		Maturity	appreciation/
Counterparty	to deliver		exchange for		date	(depreciation)

CSI	AUD	2,485,000	JPY	227,046,995	06/04/14	$(94,046)
CSI	CHF	7,380,000	USD	8,315,071	06/04/14	(37,101)
HSBC	USD	12,024,902	JPY	1,230,400,000	06/04/14	(100,108)
JPMCB	AUD	940,000	USD	841,126	06/04/14	(26,829)
JPMCB	CNY	7,870,000	USD	1,283,850	06/04/14	19,654
JPMCB	EUR	725,000	USD	1,004,893	06/04/14	6,204
JPMCB	GBP	2,490,000	USD	4,150,016	06/04/14	799
JPMCB	HKD	7,595,000	USD	979,200	06/04/14	(212)
JPMCB	IDR	1,426,100,000	USD	1,808,568	06/04/14	(56,146)
JPMCB	ILS	6,980,000	USD	1,980,704	06/05/14	(19,647)
JPMCB	INR	99,400,000	USD	1,577,527	06/04/14	(61,209)
JPMCB	KRW	905,000,000	USD	844,508	06/05/14	(2,939)
JPMCB	NOK	2,560,000	USD	421,752	06/04/14	(4,729)
JPMCB	SEK	3,400,000	USD	522,049	06/04/14	(2,735)
JPMCB	THB	47,830,000	USD	1,457,565	06/04/14	(12,671)
JPMCB	USD	744,386	AUD	830,000	06/04/14	22,000
JPMCB	USD	3,674,701	EUR	2,675,000	06/04/14	10,118
JPMCB	USD	996,988	GBP	600,000	06/04/14	2,824
JPMCB	USD	2,455,639	MXN	32,740,000	06/04/14	39,772
JPMCB	USD	5,280,647	PHP	235,200,000	06/04/14	(43,913)
JPMCB	USD	3,498,730	PLN	10,660,000	06/04/14	12,343
JPMCB	USD	1,637,257	SGD	2,070,000	06/04/14	8,393
SSB	NZD	14,600,000	USD	12,088,800	06/04/14	(516,445)

Net unrealized depreciation on forward foreign currency contracts						$(856,623)

UBS Global Securities Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Ultra Bond, 35 contracts (USD)	June 2014	$4,983,950	$5,056,407	$72,457
10 Year US Treasury Notes, 4 contracts (USD)	June 2014	497,786	494,000	(3,786)
Index futures buy contracts:
Amsterdam Exchange Index, 37 contracts (EUR)	April 2014	3,924,586	4,113,525	188,939
DAX Index, 10 contracts (EUR)	June 2014	3,153,566	3,301,710	148,144
E-mini S&P 500 Index, 8 contracts (USD)	June 2014	740,278	745,840	5,562
EURO STOXX 50 Index, 101 contracts (EUR)	June 2014	4,121,016	4,313,422	192,406
FTSE 100 Index, 91 contracts (GBP)	June 2014	9,946,073	9,927,186	(18,887)
FTSE MIB Index, 73 contracts (EUR)	June 2014	10,323,169	10,760,824	437,655
S&P Toronto Stock Exchange 60 Index, 69 contracts (CAD)	June 2014	10,153,473	10,211,126	57,653
TOPIX Index, 126 contracts (JPY)	June 2014	14,808,284	14,685,656	(122,628)
Index futures sell contracts:
CAC 40 Euro Index, 170 contracts (EUR)	April 2014	(10,070,247)	(10,283,744)	(213,497)
E-mini NASDAQ 100 Index, 42 contracts (USD)	June 2014	(3,067,321)	(3,012,450)	54,871
Mini MSCI Emerging Markets Index, 131 contracts (USD)	June 2014	(6,191,059)	(6,458,955)	(267,896)
SPI 200 Index, 86 contracts (AUD)	June 2014	(10,652,313)	(10,753,156)	(100,843)
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 138 contracts (AUD)	June 2014	13,895,529	13,872,675	(22,854)
Euro-BTP, 31 contracts (EUR)	June 2014	5,138,918	5,197,887	58,969
Euro-OAT, 67 contracts (EUR)	June 2014	12,443,720	12,578,069	134,349
Long Gilt, 41 contracts (GBP)	June 2014	7,440,138	7,486,721	46,583
Interest rate futures sell contracts:
Japanese Government 10 Year Bond, 9 contracts (JPY)	June 2014	(12,643,775)	(12,610,376)	33,399

Net unrealized appreciation on futures contracts				$680,596

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Assets	Level 1	Level 2	Level 3	Total

Description:
Common stocks	$118,206,628	$—	$—	$118,206,628
Mortgage & agency debt security	—	41,149	—	41,149
US government obligations	—	4,809,767	—	4,809,767
Non-US government obligations	—	16,566,504	—	16,566,504
Investment companies	4,941,477	34,694,211	—	39,635,688
Warrant	—	86,181	—	86,181
Short-term investment	—	63,831,772	—	63,831,772
Investment of cash collateral from securities loaned	—	7,794,220	—	7,794,220
Forward foreign currency contracts	—	122,107	—	122,107
Futures contracts	1,430,987	—	—	1,430,987

Total	$124,579,092	$127,945,911	$—	$252,525,003

Liabilities	Level 1	Level 2	Level 3	Total

Description:
Forward foreign currency contracts	$—	$(978,730)	$—	$(978,730)
Futures contracts	(750,391)	—	—	(750,391)

Total	$(750,391)	$(978,730)	$—	$(1,729,121)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
*	Non-income producing security.

UBS Global Securities Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

[1]	Security, or portion thereof, was on loan at March 31, 2014.
[2]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2014, the value of these securities amounted to $6,064,711 or 2.44% of net assets.
[3]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[4]	Amount represents less than 0.005%.
[5]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $2,482,377 or 1.00% of net assets.
[6]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities' principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.
[7]	The table below details the Fund's investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Change in
					net unrealized
				Net realized	appreciation/		Net income
		Purchases	Sales	gain (loss)	(depreciation)		earned from
		during the	during the	during the	during the		affiliate for the
		three months	three months	three months	three months		three months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/13	03/31/14	03/31/14	03/31/14	03/31/14	03/31/14	03/31/14

UBS Cash Management Prime Relationship Fund	$56,003,365	$14,686,227	$6,857,820	$—	$—	$63,831,772	$11,320
UBS Private Money Market Fund LLC[a]	7,712,472	17,883,426	17,801,678	—	—	7,794,220	158
UBS Emerging Markets Equity Relationship Fund	17,103,665	—	—	—	(160,718)	16,942,947	—
UBS High Yield Relationship Fund	17,213,808	—	—	—	537,456	17,751,264	—

	$98,033,310	$32,569,653	$24,659,498	$—	$376,738	$106,320,203	$11,478

[a]	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2014

Common stocks
Auto components	2.13%
Automobiles	4.61
Banks	17.11
Beverages	1.31
Chemicals	2.60
Construction materials	1.89
Diversified financial services	1.38
Diversified telecommunication services	2.33
Electronic equipment, instruments & components	2.73
Food & staples retailing	2.63
Food products	0.11
Health care equipment & supplies	1.03
Insurance	3.32
Internet software & services	1.86
IT services	4.81
Media	4.52
Metals & mining	3.24
Oil, gas & consumable fuels	9.22
Personal products	1.96
Pharmaceuticals	1.19
Real estate management & development	1.46
Semiconductors & semiconductor equipment	12.06
Specialty retail	1.43
Thrifts & mortgage finance	2.80
Tobacco	2.31
Wireless telecommunication services	2.71

Total common stocks	92.75%
Preferred stocks	5.20
Short-term investment	0.76
Investment of cash collateral from securities loaned	0.59

Total investments	99.30%
Cash and other assets, less liabilities	0.70

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Shares	Value

Common stocks: 92.75%
Brazil: 7.14%
Banco Bradesco SA ADR[1]	486,610	$6,651,959
Cia Hering	188,700	2,277,041
Itau Unibanco Holding SA ADR	553,075	8,218,694
Petroleo Brasileiro SA	379,569	2,502,579

Total Brazil common stocks		19,650,273

China: 14.58%
Belle International Holdings Ltd.	1,664,000	1,658,315
China Construction Bank
Corp., H Shares	15,154,300	10,608,889
China Pacific Insurance Group
Co., Ltd., H Shares	675,200	2,411,273
China Petroleum & Chemical
Corp., H Shares	4,814,000	4,307,247
China Resources Land Ltd.	1,833,900	4,024,106
Hengan International Group Co., Ltd.	520,900	5,396,031
Ping An Insurance Group Co. of
China Ltd., H Shares	811,000	6,723,045
Shandong Weigao Group
Medical Polymer Co.,
Ltd., H Shares	2,492,000	2,840,106
Tencent Holdings Ltd.	31,400	2,184,014

Total China common stocks		40,153,026

India: 14.56%
Bajaj Auto Ltd.	180,271	6,289,299
Housing Development Finance
Corp.	519,927	7,694,980
ICICI Bank Ltd.	161,997	3,377,192
Infosys Ltd. ADR[1]	139,000	7,531,020
Reliance Industries Ltd.	398,394	6,208,803
Sun Pharmaceutical Industries Ltd.	340,269	3,274,639
Tata Consultancy Services Ltd.	159,983	5,714,224

Total India common stocks		40,090,157

Indonesia: 6.37%
Astra International Tbk PT	9,879,260	6,413,692
Bank Rakyat Indonesia Persero
Tbk PT*	5,588,000	4,709,956
Telekomunikasi Indonesia
Persero Tbk PT	32,958,500	6,426,327

Total Indonesia common stocks		17,549,975

Mexico: 4.73%
Fomento Economico Mexicano
SAB de CV ADR	38,800	3,617,712
Grupo Financiero Banorte SAB
de CV, Class O	559,900	3,766,690
Grupo Mexico SAB de CV,
Series B	1,781,900	5,627,340

Total Mexico common stocks		13,011,742

Netherlands: 1.07%
Yandex NV, Class A*	97,600	2,946,544

Peru: 1.20%
Southern Copper Corp.	113,282	3,297,639

Russia: 10.37%
Lukoil OAO ADR	150,001	8,388,806
Magnit OJSC GDR[2]	132,161	7,242,423
Mobile Telesystems OJSC ADR	161,450	2,823,760
NOVATEK OAO GDR[2]	36,044	3,964,840
Sberbank of Russia	2,560,330	6,118,362

Total Russia common stocks		28,538,191

South Africa: 5.90%
FirstRand Ltd.	1,105,900	3,792,077
Naspers Ltd., Class N	112,836	12,446,900

Total South Africa common stocks		16,238,977

South Korea: 11.36%
Hyundai Mobis	19,858	5,876,528
KT&G Corp.	84,495	6,350,322
LG Chem Ltd.	30,002	7,159,104
Samsung Electronics Co., Ltd.	9,420	11,885,067

Total South Korea common stocks		31,271,021

Taiwan: 10.57%
Advanced Semiconductor
Engineering, Inc.	3,847,000	4,269,882
Hon Hai Precision Industry Co., Ltd.	2,648,000	7,504,225
Taiwan Semiconductor
Manufacturing Co., Ltd.	4,377,000	17,032,247
Uni-President Enterprises Corp.	168,000	292,390

Total Taiwan common stocks		29,098,744

Thailand: 4.90%
Advanced Info Service PCL	382,100	2,661,979
Kasikornbank PCL	521,700	2,975,170
Kasikornbank PCL NVDR	121,800	668,323
Shin Corp. PCL NVDR	830,000	1,976,495
Siam Cement PCL NVDR	403,300	5,196,652

Total Thailand common stocks		13,478,619
Total common stocks
(cost $250,089,609)		255,324,908

Preferred stocks: 5.20%
Brazil: 4.16%
Petroleo Brasileiro SA,
Preference shares	749,833	5,214,793
Vale SA, Preference shares	499,889	6,245,858

Total Brazil preferred stocks		11,460,651

South Korea: 1.04%
Samsung Electronics Co., Ltd.,
Preference shares	2,886	2,865,801

Total preferred stocks
(cost $18,251,114)		14,326,452

Short-term investment: 0.76%
Investment company: 0.76%
UBS Cash Management Prime
Relationship Fund[3]
(cost $2,102,854)	2,102,854	2,102,854

Investment of cash collateral from securities
loaned: 0.59%
UBS Private Money Market
Fund LLC[3]
(cost $1,623,089)	1,623,089	1,623,089

Total investments: 99.30%
(cost $272,066,666)		273,377,303
Cash and other assets, less liabilities — 0.70%		1,902,969

Net assets — 100.00%		$275,280,272

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$21,883,044
Gross unrealized depreciation	(20,572,407)

Net unrealized appreciation of investments	$1,310,637

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Assets	Level 1	Level 2	Level 3	Total

Description:
Common stocks	$246,544,567	$8,780,341	$—	$255,324,908
Preferred stocks	14,326,452	—	—	14,326,452
Short-term investment	—	2,102,854	—	2,102,854
Investment of cash collateral from securities loaned	—	1,623,089	—	1,623,089

Total	$260,871,019	$12,506,284	$—	$273,377,303

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio Footnotes
*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2014.
[2]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2014, the value of these securities amounted to $11,207,263 or 4.07% of net assets.

[3]	The table below details the Fund's investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/13	03/31/14	03/31/14	03/31/14	03/31/14

UBS Cash Management Prime Relationship Fund	$4,105,084	$7,930,311	$9,932,541	$2,102,854	$589
UBS Private Money Market Fund LLC[a]	—	12,112,175	10,489,086	1,623,089	15

	$4,105,084	$20,042,486	$20,421,627	$3,725,943	$604

[a]	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS International Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2014

Common stocks
Airlines	2.69%
Automobiles	4.08
Banks	11.56
Beverages	1.23
Building products	0.78
Capital markets	1.51
Chemicals	2.71
Construction materials	1.16
Diversified financial services	2.73
Diversified telecommunication services	1.58
Electric utilities	0.77
Electrical equipment	1.54
Electronic equipment, instruments & components	1.14
Food & staples retailing	2.08
Food products	4.10
Household durables	1.49
Industrial conglomerates	1.46
Insurance	9.21
Leisure products	0.95
Machinery	1.31
Marine	1.34
Media	2.07
Metals & mining	5.08
Multi-utilities	1.03
Oil, gas & consumable fuels	7.02
Personal products	1.51
Pharmaceuticals	10.31
Real estate investment trust (REIT)	0.89
Real estate management & development	0.80
Semiconductors & semiconductor equipment	0.85
Software	2.99
Specialty retail	1.29
Textiles, apparel & luxury goods	0.84
Tobacco	2.21
Trading companies & distributors	2.61
Wireless telecommunication services	3.34

Total common stocks	98.26%
Short-term investment	0.57
Investment of cash collateral from securities loaned	2.25

Total investments	101.08%
Liabilities, in excess of cash and other assets	(1.08)

Net assets	100.00%

UBS International Equity Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Shares	Value

Common stocks: 98.26%
Australia: 0.89%
Westfield Group	49,953	$474,846

Canada: 5.78%
Canadian Oil Sands Ltd.	31,100	652,383
Lightstream Resources Ltd.	34,864	177,237
Petrobank Energy & Resources Ltd.*	29,100	10,003
Royal Bank of Canada	16,500	1,087,910
Suncor Energy, Inc.	24,000	838,209
Teck Resources Ltd., Class B	15,500	334,536

Total Canada common stocks		3,100,278

China: 3.31%
AIA Group Ltd.	208,645	989,897
Jardine Matheson Holdings Ltd.[1]	12,400	782,192

Total China common stocks		1,772,089

Denmark: 1.34%
AP Moeller - Maersk A/S, Class B	60	719,644

Finland: 1.80%
Sampo Oyj, Class A	18,563	962,835

France: 5.19%
Carrefour SA	28,824	1,115,635
Peugeot SA*1	44,587	841,219
Schneider Electric SA	9,297	824,196

Total France common stocks		2,781,050

Germany: 6.61%
Aixtron SE*	28,009	458,023
Bayer AG	8,792	1,189,186
E.ON SE	28,367	554,542
HeidelbergCement AG	7,231	619,723
ThyssenKrupp AG*	26,982	723,548

Total Germany common stocks		3,545,022

Ireland: 4.46%
Bank of Ireland*	1,515,274	643,137
Ryanair Holdings PLC ADR*1	13,300	782,173
Shire PLC	19,662	965,356

Total Ireland common stocks		2,390,666

Israel: 1.32%
Check Point Software Technologies Ltd.*	10,500	710,115

Italy: 2.07%
Intesa Sanpaolo SpA	327,001	1,108,213

Japan: 22.27%
Asahi Glass Co., Ltd.	72,000	417,149
Astellas Pharma, Inc.	64,000	758,959
Fuji Heavy Industries Ltd.	17,200	465,266
Hitachi Ltd.	83,000	612,760
ITOCHU Corp.	80,900	945,264
Japan Airlines Co., Ltd.	13,400	659,516
KDDI Corp.	17,800	1,030,594
Mitsubishi UFJ Financial Group, Inc.	151,200	830,600
ORIX Corp.	58,800	827,752
Panasonic Corp.	70,300	798,933
Sankyo Co., Ltd.	12,100	509,369
Shin-Etsu Chemical Co., Ltd.	12,100	691,429
Shiseido Co., Ltd.	46,100	811,099
Sumitomo Realty & Development Co., Ltd.	11,000	430,771
THK Co., Ltd.	31,300	702,631
Tokio Marine Holdings, Inc.	18,700	561,281
Toyota Motor Corp.	15,600	880,546

Total Japan common stocks		11,933,919

Netherlands: 2.71%
Koninklijke DSM NV	11,115	762,796
Wolters Kluwer NV	24,453	689,924

Total Netherlands common stocks		1,452,720

Norway: 1.58%
Telenor ASA	38,136	845,160

Spain: 4.91%
Acciona SA	4,758	411,907
Banco Santander SA	125,178	1,193,537
Bankia SA*	285,993	603,605
Mediaset Espana Comunicacion SA*	36,182	421,449

Total Spain common stocks		2,630,498

Sweden: 0.65%
Lundin Petroleum AB*	17,054	350,708

Switzerland: 10.42%
Credit Suisse Group AG*	25,026	809,336
Glencore Xstrata PLC*	129,617	667,289
Nestle SA	21,916	1,649,804
Novartis AG	21,059	1,786,579
Zurich Insurance Group AG*	2,192	672,936

Total Switzerland common stocks		5,585,944

United Kingdom: 22.95%
Ashtead Group PLC	28,450	451,063
Associated British Foods PLC	11,776	545,976
AstraZeneca PLC	12,804	827,485
Aviva PLC	95,826	762,038
Barclays PLC	186,537	725,839
BP PLC	165,420	1,323,744
Burberry Group PLC	19,327	449,483
Imperial Tobacco Group PLC	29,287	1,183,050
Kingfisher PLC	98,188	689,807
London Stock Exchange Group PLC	19,285	633,374
Premier Oil PLC	83,305	409,563
Prudential PLC	46,719	988,004
Rio Tinto PLC	17,924	997,312
SABMiller PLC	13,172	657,693
Sage Group PLC	127,936	891,759
Vodafone Group PLC	208,023	764,012

Total United Kingdom common stocks		12,300,202

Total common stocks
(cost $43,697,005)		52,663,909

Short-term investment: 0.57%
Investment company: 0.57%
UBS Cash Management Prime
Relationship Fund[2]
(cost $306,991)	306,991	306,991

Investment of cash collateral from securities
loaned: 2.25%
UBS Private Money Market
Fund LLC[2]
(cost $1,203,432)	1,203,432	1,203,432

Total investments: 101.08%
(cost $45,207,428)		54,174,332
Liabilities, in excess of cash and other assets — (1.08)%		(581,392)

Net assets — 100.00%		$53,592,940

UBS International Equity Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$10,751,423
Gross unrealized depreciation	(1,784,519)

Net unrealized appreciation of investments	$8,966,904

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts		In		Maturity	appreciation/
Counterparty	to deliver		exchange for		date	(depreciation)

CSI	AUD	515,000	JPY	47,054,005	06/04/14	$(19,490)
JPMCB	CHF	2,295,000	USD	2,585,522	06/04/14	(11,800)
JPMCB	EUR	240,000	USD	333,671	06/04/14	3,070
JPMCB	EUR	225,000	USD	309,662	06/04/14	(276)
JPMCB	GBP	420,000	USD	694,839	06/04/14	(5,029)
JPMCB	GBP	1,980,000	USD	3,300,013	06/04/14	636
JPMCB	HKD	3,290,000	USD	424,170	06/04/14	(92)
JPMCB	ILS	1,520,000	USD	431,328	06/05/14	(4,278)
JPMCB	JPY	147,400,000	USD	1,440,452	06/04/14	11,880
JPMCB	NOK	3,290,000	USD	542,017	06/04/14	(6,077)
JPMCB	USD	2,496,534	AUD	2,790,000	06/04/14	79,631
JPMCB	USD	585,338	CAD	650,000	06/04/14	1,737
JPMCB	USD	486,489	CHF	430,000	06/04/14	156
JPMCB	USD	2,438,672	EUR	1,775,000	06/04/14	6,395
JPMCB	USD	598,193	GBP	360,000	06/04/14	1,694
JPMCB	USD	1,077,877	SEK	7,020,000	06/04/14	5,648
JPMCB	USD	858,176	SGD	1,085,000	06/04/14	4,399

Net unrealized appreciation on forward foreign currency contracts						$68,204

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Assets	Level 1	Level 2	Level 3	Total

Description:
Common stocks	$52,663,909	$—	$—	$52,663,909
Short-term investment	—	306,991	—	306,991
Investment of cash collateral from securities loaned	—	1,203,432	—	1,203,432
Forward foreign currency contracts	—	115,246	—	115,246

Total	$52,663,909	$1,625,669	$—	$54,289,578

Liabilities	Level 1	Level 2	Level 3	Total

Description:
Forward foreign currency contracts	—	(47,042)	—	(47,042)

Total	$—	$(47,042)	$—	$(47,042)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

UBS International Equity Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

Portfolio footnotes
*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2014.
[2]	The table below details the Fund's investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/2013	03/31/2014	03/31/2014	03/31/2014	03/31/2014

UBS Cash Management Prime Relationship Fund	$114,327	$2,493,958	$2,301,294	$306,991	$73
UBS Private Money Market Fund LLC[a]	—	5,624,376	4,420,944	1,203,432	12

	$114,327	$8,118,334	$6,722,238	$1,510,423	$85

[a]	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2014

Common stocks
Aerospace & defense	1.44%
Automobiles	3.71
Banks	6.62
Beverages	2.70
Biotechnology	5.66
Building products	1.05
Capital markets	3.52
Chemicals	3.42
Commercial services & supplies	1.68
Construction materials	1.54
Consumer finance	1.57
Diversified financial services	2.73
Electronic equipment, instruments & components	1.41
Energy equipment & services	6.01
Food & staples retailing	2.13
Food products	3.34
Health care equipment & supplies	1.30
Health care providers & services	4.15
Hotels, restaurants & leisure	3.28
Industrial conglomerates	2.28
Insurance	5.52
Internet & catalog retail	2.55
IT services	1.48
Life sciences tools & services	1.04
Machinery	1.57
Media	6.43
Multiline retail	2.56
Oil, gas & consumable fuels	4.53
Pharmaceuticals	12.02
Real estate investment trust (REIT)	3.50
Road & rail	4.49
Semiconductors & semiconductor equipment	10.42
Software	5.32
Technology hardware, storage & peripherals	5.49
Textiles, apparel & luxury goods	1.40
Tobacco	3.21
Wireless telecommunication services	0.24

Total common stocks	131.31%
Short-term investment	0.90

Total investments before investments sold short	132.21%

Investments sold short
Common stocks
Banks	(1.77)%
Beverages	(0.43)
Biotechnology	(1.23)
Capital markets	(1.86)
Chemicals	(0.95)
Commercial services & supplies	(1.90)
Diversified financial services	(0.45)
Electronic equipment, instruments & components	(0.37)
Food & staples retailing	(0.22)
Health care equipment & supplies	(4.28)
Health care providers & services	(1.54)
Hotels, restaurants & leisure	(2.78)
Household products	(0.32)
Insurance	(0.87)
Internet & catalog retail	(0.70)
Internet software & services	(0.43)
IT services	(1.06)
Life sciences tools & services	(0.99)
Media	(1.99)
Pharmaceuticals	(2.36)
Real estate investment trust (REIT)	(0.19)
Semiconductors & semiconductor equipment	(2.12)
Software	(1.02)
Technology hardware, storage & peripherals	(1.90)
Textiles, apparel & luxury goods	(0.79)
Trading companies & distributors	(0.33)
Wireless telecommunication services	(1.23)

Total investments sold short	(34 .08)%

Total investments, net of investments sold short	98.13
Cash and other assets, less liabilities	1.87

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Shares	Value

Common stocks — 131.31%
Aerospace & defense — 1.44%
General Dynamics Corp.[1]	21,900	$2,385,348

Automobiles — 3.71%
Ford Motor Co.[1]	213,800	3,335,280
General Motors Co.[1]	82,300	2,832,766

		6,168,046

Banks — 6.62%
Citigroup, Inc.[1]	100,850	4,800,460
US Bancorp[1]	69,200	2,965,912
Wells Fargo & Co.[1]	64,800	3,223,152

		10,989,524

Beverages — 2.70%
PepsiCo, Inc.[1]	53,600	4,475,600

Biotechnology — 5.66%
Acorda Therapeutics, Inc.*,1	80,100	3,036,591
Alexion Pharmaceuticals, Inc.*,1	10,000	1,521,300
Alnylam Pharmaceuticals, Inc.*,1	19,200	1,289,088
Bluebird Bio, Inc.*,1	8,500	193,290
Epizyme, Inc.*,1	7,400	168,498
Gilead Sciences, Inc.*,1	27,100	1,920,306
KaloBios Pharmaceuticals, Inc.*,1	54,400	147,424
Lexicon Pharmaceuticals, Inc.*,1	525,700	909,461
MacroGenics, Inc.*,1	7,300	203,159

		9,389,117

Building products — 1.05%
Owens Corning[1]	40,400	1,744,068

Capital markets — 3.52%
Invesco Ltd.[1]	50,500	1,868,500
Morgan Stanley[1]	127,300	3,967,941

		5,836,441

Chemicals — 3.42%
Air Products & Chemicals, Inc.[1]	13,300	1,583,232
Monsanto Co.[1]	20,800	2,366,416
Praxair, Inc.[1]	13,200	1,728,804

		5,678,452

Commercial services & supplies — 1.68%
Waste Management, Inc.[1]	66,400	2,793,448

Construction materials — 1.54%
Martin Marietta Materials, Inc.[1]	19,900	2,554,165

Consumer finance — 1.57%
Capital One Financial Corp.[1]	33,800	2,608,008

Diversified financial services — 2.73%
JPMorgan Chase & Co.[1]	74,600	4,528,966

Electronic equipment, instruments & components — 1.41%
Jabil Circuit, Inc.[1]	129,900	2,338,200

Energy equipment & services — 6.01%
Baker Hughes, Inc.[1]	53,900	3,504,578
Halliburton Co.[1]	42,600	2,508,714
McDermott International, Inc.*,1	156,300	1,222,266
Noble Corp. PLC[1]	84,000	2,750,160

		9,985,718

Food & staples retailing — 2.13%
Rite Aid Corp.*,1	172,600	1,082,202
Walgreen Co.[1]	37,300	2,462,919

		3,545,121

Food products — 3.34%
Mondelez International, Inc., Class A1	160,400	5,541,820

Health care equipment & supplies — 1.30%
Baxter International, Inc.[1]	29,300	2,155,894

Health care providers & services — 4.15%
Cardinal Health, Inc.[1]	33,200	2,323,336
Envision Healthcare
Holdings, Inc.*,1	33,500	1,133,305
UnitedHealth Group, Inc.[1]	41,900	3,435,381

		6,892,022

Hotels, restaurants & leisure — 3.28%
Yum! Brands, Inc.[1]	72,300	5,450,697

Industrial conglomerates — 2.28%
Danaher Corp.[1]	50,500	3,787,500

Insurance — 5.52%
Aon PLC[1]	26,400	2,224,992
Lincoln National Corp.[1]	61,200	3,101,004
MetLife, Inc.[1]	72,600	3,833,280

		9,159,276

Internet & catalog retail — 2.55%
Amazon.com, Inc.*,1	12,600	4,240,152

IT services — 1.48%
ServiceSource International, Inc.*,1	291,200	2,457,728

Life sciences tools & services — 1.04%
Bio-Rad Laboratories, Inc., Class A*,1	13,500	1,729,620

Machinery — 1.57%
Illinois Tool Works, Inc.[1]	32,100	2,610,693

Media — 6.43%
Comcast Corp., Class A1	94,300	4,716,886
Time Warner, Inc.[1]	33,000	2,155,890
Walt Disney Co.[1]	47,400	3,795,318

		10,668,094

Multiline retail — 2.56%
JC Penney Co., Inc.*,1	120,900	1,042,158
Macy's, Inc.[1]	54,000	3,201,660

		4,243,818

Oil, gas & consumable fuels — 4.53%
Chevron Corp.[1]	14,300	1,700,413
EOG Resources, Inc.[1]	17,100	3,354,507
Exxon Mobil Corp.[1]	25,200	2,461,536

		7,516,456

Pharmaceuticals — 12.02%
Allergan, Inc.[1]	15,200	1,886,320
Eli Lilly & Co.[1]	67,500	3,973,050
Hospira, Inc.*,1	65,900	2,850,175
Impax Laboratories, Inc.*,1	101,200	2,673,704
Johnson & Johnson[1]	7,100	697,433
Mallinckrodt PLC*,1	28,000	1,775,480
Merck & Co., Inc.[1]	65,200	3,701,404
Teva Pharmaceutical
Industries Ltd. ADR	45,300	2,393,652

		19,951,218

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Shares	Value

Real estate investment trust (REIT) — 3.50%
American Campus
Communities, Inc.[1]	20,500	$765,675
Digital Realty Trust, Inc.[1]	48,200	2,558,456
Simon Property Group, Inc.[1]	15,200	2,492,800

		5,816,931

Road & rail — 4.49%
Hertz Global Holdings, Inc.*,1	189,800	5,056,272
Norfolk Southern Corp.[1]	24,600	2,390,382

		7,446,654

Semiconductors & semiconductor equipment — 10.42%
Applied Materials, Inc.[1]	183,200	3,740,944
Broadcom Corp., Class A1	125,000	3,935,000
Freescale Semiconductor Ltd.*,1	51,500	1,257,115
Mellanox Technologies Ltd.*,1	55,500	2,171,715
Micron Technology, Inc.*,1	111,300	2,633,358
NXP Semiconductor NV*,1	60,400	3,552,124

		17,290,256

Software — 5.32%
Adobe Systems, Inc.*,1	61,100	4,016,714
Check Point Software Technologies Ltd.*,1	43,600	2,948,668
Symantec Corp.[1]	93,900	1,875,183

		8,840,565

Technology hardware, storage & peripherals — 5.49%
Apple, Inc.[1]	12,100	6,494,554
NetApp, Inc.[1]	70,800	2,612,520

		9,107,074

Textiles, apparel & luxury goods — 1.40%
Ralph Lauren Corp.[1]	14,400	2,317,392

Tobacco — 3.21%
Philip Morris International, Inc.[1]	65,100	5,329,737

Wireless telecommunication services — 0.24%
NII Holdings, Inc.*,1	331,300	394,247

Total common stocks
(cost $168,732,230)		217,968,066

Short-term investment — 0.90%
Investment company — 0.90%
UBS Cash Management Prime Relationship Fund[2]
(cost $1,500,947)	1,500,947	1,500,947

Total investments before investments sold short — 132.21%
(cost $170,233,177)		219,469,013

Investments sold short — (34.08)%
Common stocks — (34.08)%
Banks — (1.77)%
Associated Banc-Corp.	(28,300)	(511,098)
Signature Bank	(5,100)	(640,509)
SVB Financial Group	(5,800)	(746,924)
TCF Financial Corp.	(28,600)	(476,476)
Zions Bancorporation	(18,100)	(560,738)

		(2,935,745)

Beverages — (0.43)%
Constellation Brands, Inc., Class A	(8,300)	(705,251)

Biotechnology — (1.23)%
Celgene Corp.	(5,300)	(739,880)
Cepheid, Inc.	(13,900)	(716,962)
United Therapeutics Corp.	(6,300)	(592,389)

		(2,049,231)

Capital markets — (1.86)%
Charles Schwab Corp.	(52,700)	(1,440,291)
Northern Trust Corp.	(8,300)	(544,148)
T. Rowe Price Group, Inc.	(5,500)	(452,925)
TD Ameritrade Holding Corp.	(19,300)	(655,235)

		(3,092,599)

Chemicals — (0.95)%
Ecolab, Inc.	(5,000)	(539,950)
LyondellBasell Industries NV, Class A	(7,100)	(631,474)
Sigma-Aldrich Corp.	(4,400)	(410,872)

		(1,582,296)

Commercial services & supplies — (1.90)%
Healthcare Services Group, Inc.	(36,500)	(1,060,690)
Pitney Bowes, Inc.	(47,450)	(1,233,225)
Stericycle, Inc.	(7,600)	(863,512)

		(3,157,427)

Diversified financial services — (0.45)%
Bank of America Corp.	(43,600)	(749,920)

Electronic equipment, instruments & components — (0.37)%
Flextronics International Ltd.	(66,500)	(614,460)

Food & staples retailing — (0.22)%
Whole Foods Market, Inc.	(7,100)	(360,041)

Health care equipment & supplies — (4.28)%
Abaxis, Inc.	(17,000)	(660,960)
Boston Scientific Corp.	(46,200)	(624,624)
DENTSPLY International, Inc.	(13,500)	(621,540)
DexCom, Inc.	(24,800)	(1,025,728)
IDEXX Laboratories, Inc.	(5,100)	(619,140)
Meridian Bioscience, Inc.	(18,000)	(392,220)
PhotoMedex, Inc.	(58,000)	(918,140)
STERIS Corp.	(10,100)	(482,275)
Tandem Diabetes Care, Inc.	(30,700)	(678,163)
Wright Medical Group, Inc.	(16,500)	(512,655)
Zimmer Holdings, Inc.	(6,100)	(576,938)

		(7,112,383)

Health care providers & services — (1.54)%
Bio-Reference Labs, Inc.	(29,700)	(822,096)
Centene Corp.	(11,200)	(697,200)
Owens & Minor, Inc.	(12,200)	(427,366)
Patterson Cos., Inc.	(14,700)	(613,872)

		(2,560,534)

Hotels, restaurants & leisure — (2.78)%
Buffalo Wild Wings, Inc.	(5,300)	(789,170)
Choice Hotels International, Inc.	(32,300)	(1,485,800)
Hyatt Hotels Corp., Class A	(17,700)	(952,437)
Starwood Hotels & Resorts Worldwide, Inc.	(9,300)	(740,280)
Wendy's Corp.	(70,200)	(640,224)

		(4,607,911)

Household products — (0.32)%
Clorox Co.	(6,000)	(528,060)

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Shares	Value

Insurance — (0.87)%
American International
Group, Inc.	(28,900)	$(1,445,289)

Internet & catalog retail — (0.70)%
Netflix, Inc.	(1,600)	(563,248)
Priceline.com, Inc.	(500)	(595,945)

		(1,159,193)

Internet software & services — (0.43)%
WebMD Health Corp.	(17,200)	(712,080)

IT services — (1.06)%
Cognizant Technology
Solutions Corp., Class A	(15,600)	(789,516)
Xerox Corp.	(85,600)	(967,280)

		(1,756,796)

Life sciences tools & services — (0.99)%
Mettler-Toledo International, Inc.	(3,900)	(919,152)
PerkinElmer, Inc.	(15,900)	(716,454)

		(1,635,606)

Media — (1.99)%
Discovery Communications, Inc., Class A	(13,900)	(1,149,530)
Gannett Co., Inc.	(53,000)	(1,462,800)
Lamar Advertising Co., Class A	(13,500)	(688,365)

		(3,300,695)

Pharmaceuticals — (2.36)%
AbbVie, Inc.	(19,200)	(986,880)
Endo International PLC	(14,900)	(1,022,885)
Perrigo Co. PLC	(8,200)	(1,268,212)
Sagent Pharmaceuticals, Inc.	(27,700)	(647,349)

		(3,925,326)

Real estate investment trust (REIT) — (0.19)%
Equity Residential	(5,400)	(313,146)

Semiconductors & semiconductor equipment — (2.12)%
Advanced Micro Devices, Inc.	(178,500)	(715,785)
First Solar, Inc.	(18,600)	(1,298,094)
Intel Corp.	(21,100)	(544,591)
Marvell Technology Group Ltd.	(61,100)	(962,325)

		(3,520,795)

Software — (1.02)%
Citrix Systems, Inc.	(8,100)	(465,183)
Electronic Arts, Inc.	(21,800)	(632,418)
Red Hat, Inc.	(11,300)	(598,674)

		(1,696,275)

Technology hardware, storage & peripherals — (1.90)%
3D Systems Corp.	(19,200)	(1,135,680)
Hewlett-Packard Co.	(23,200)	(750,752)
Lexmark International, Inc., Class A	(15,600)	(722,124)
NCR Corp.	(15,000)	(548,250)

		(3,156,806)

Textiles, apparel & luxury goods — (0.79)%
Michael Kors Holdings Ltd.	(6,500)	(606,255)
Under Armour, Inc., Class A	(6,200)	(710,768)

		(1,317,023)

Trading companies & distributors — (0.33)%
Fastenal Co.	(11,000)	(542,520)

Wireless telecommunication services — (1.23)%
SBA Communications Corp., Class A	(6,600)	(600,336)
Sprint Corp.	(156,700)	(1,440,073)

		(2,040,409)

Total investments sold short (proceeds $41,570,814)		(56,577,817)

Total investments, net of investments sold short — 98.13%		162,891,196

Cash and other assets, less liabilities — 1.87%		3,108,487

Net assets — 100.00%		$165,999,683

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$56,298,405
Gross unrealized depreciation	(7,062,569)

Net unrealized appreciation of investments	$49,235,836

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund's investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total

Description:
Common stocks	$217,968,066	$—	$—	$217,968,066
Short-term investments	—	1,500,947	—	1,500,947

Total	$217,968,066	$1,500,947	$—	$219,469,013

Liabilities	Level 1	Level 2	Level 3	Total

Description:
Common stock sold short	$(56,577,817)	$—	$—	$(56,577,817)

Total	$(56,577,817)	$—	$—	$(56,577,817)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
* Non-income producing security.
[1] All or a portion of these securities have been delivered to cover open short positions.
[2] The table below details the Fund's investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/13	Purchases during the three months ended 03/31/14	Sales during the three months ended 03/31/14	Value 03/31/14	Net income earned from affiliate for the three months ended 03/31/14

UBS Cash Management Prime Relationship Fund	$945,826	$3,107,559	$2,552,438	$1,500,947	$262

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2014

Bonds
Corporate bonds
Airlines	0.18%
Banks	19.92
Beverages	2.50
Biotechnology	0.39
Building materials	0.42
Capital markets	3.67
Chemicals	0.58
Commercial services & supplies	0.84
Communications equipment	0.89
Construction & engineering	0.55
Consumer finance	2.03
Containers & packaging	0.50
Diversified financial services	7.80
Diversified telecommunication services	5.33
Electric utilities	5.78
Electrical equipment	0.25
Energy equipment & services	0.26
Food & staples retailing	0.29
Food products	1.44
Gas utilities	1.89
Health care equipment & supplies	0.92
Health care providers & services	0.48
Hotels, restaurants & leisure	0.29
Independent power and renewable electricity producers	0.47
Industrial conglomerates	0.16
Insurance	7.78
Internet & catalog retail	0.08
IT services	0.30
Life sciences tools & services	0.13
Marine	0.45
Media	3.94
Metals & mining	1.97
Multi-utilities	0.92
Oil, gas & consumable fuels	9.50
Pharmaceuticals	1.32
Real estate investment trust (REIT)	0.08
Real estate management & development	0.13
Road & rail	0.94
Software	0.61
Specialty retail	0.53
Technology hardware, storage & peripherals	0.40
Thrifts & mortgage finance	0.70
Tobacco	2.44
Transportation infrastructure	1.20
Wireless telecommunication services	1.99

Total corporate bonds	93.24%
Non-US government obligation	0.99
Supranational bonds	1.10

Total bonds	95.33%
Short-term investment	1.20
Options purchased	0.00 [1]

Total investments	96 .53%
Cash and other assets, less liabilities	3.47%

Net assets	100.00%

[1]	Amount represents less than 0.005%.

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount		Value

Bonds — 95.33%
Corporate bonds — 93.24%
Australia — 3.19%
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43		$55,000	$58,200
Commonwealth Bank of Australia,
2.250%, due 03/16/17[1]		250,000	256,868
National Australia Bank,
2.750%, due 03/09/17		250,000	260,701
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[2]	EUR	100,000	137,843
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[2]		$200,000	195,563
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	50,000	77,906
Telstra Corp. Ltd.,
4.800%, due 10/12/21[2]		$55,000	60,889

Total Australia corporate bonds			1,047,970

Belgium — 0.25%
Elia System Operator SA,
5.250%, due 05/13/19[2]	EUR	50,000	81,891

Bermuda — 0.42%
Bacardi Ltd.,
2.750%, due 07/03/23[2]		100,000	139,356

Brazil — 0.35%
Vale SA,
5.625%, due 09/11/42		$125,000	116,711

Canada — 3.82%
Bank of Montreal,
1.300%, due 07/15/16		110,000	110,917
6.020%, due 05/02/18	CAD	80,000	83,098
Bank of Nova Scotia,
4.100%, due 06/08/17		125,000	120,553
Barrick Gold Corp.,
4.100%, due 05/01/23		$60,000	56,918
Canadian Imperial Bank of Commerce,
1.350%, due 07/18/16		85,000	85,807
3.400%, due 01/14/16	CAD	95,000	88,631
Greater Toronto Airports Authority,
6.980%, due 10/15/32		60,000	74,046
Hydro One, Inc.,
5.360%, due 05/20/36		60,000	62,906
Nexen, Inc.,
6.400%, due 05/15/37		$90,000	103,128
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	85,000	78,687
Suncor Energy, Inc.,
6.500%, due 06/15/38		$100,000	123,573
Thomson Reuters Corp.,
1.300%, due 02/23/17		110,000	109,445
Toronto-Dominion Bank,
3.367%, due 11/02/20[3]	CAD	115,000	106,675
Xstrata Finance Canada Ltd.,
2.700%, due 10/25/17[1]		$50,000	50,605

Total Canada corporate bonds			1,254,989

Cayman Islands — 1.23%
Hutchison Whampoa Europe Finance 13 Ltd.,
3.750%, due 05/10/18[2,3,4]	EUR	100,000	135,161
New York Life Funding,
5.125%, due 02/03/15	GBP	50,000	86,252
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	100,000	149,509
XLIT Ltd.,
5.250%, due 12/15/43		$30,000	31,796

Total Cayman Islands corporate bonds			402,718

China — 0.69%
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]		250,000	226,810

Denmark — 0.97%
AP Moeller - Maersk A/S,
3.375%, due 08/28/19[2]	EUR	100,000	149,172
DONG Energy A/S,
4.875%, due 01/12/32[2]	GBP	100,000	169,621

Total Denmark corporate bonds			318,793

Finland — 1.33%
Elenia Finance Oyj,
2.875%, due 12/17/20	EUR	100,000	140,845
Pohjola Bank PLC,
1.750%, due 08/29/18		100,000	139,852
Teollisuuden Voima Oyj,
4.625%, due 02/04/19[2]		100,000	154,769

Total Finland corporate bonds			435,466

France — 3.54%
BNP Paribas SA,
2.700%, due 08/20/18		$90,000	91,787
5.186%, due 06/29/15[2,3,4]		50,000	51,312
Credit Logement SA,
1.454%, due 06/16/14[2,3,4]	EUR	50,000	59,273
Dexia Credit Local SA,
5.375%, due 07/21/14[2]		110,000	153,523
Electricite de France,
5.625%, due 01/22/24[1,3,4]		$100,000	100,813
Electricite De France,
6.950%, due 01/26/39[1]		30,000	38,054
Societe Des Autoroutes Paris-Rhin-Rhone,
2.250%, due 01/16/20	EUR	100,000	140,563
Societe Generale SA,
5.000%, due 01/17/24[1]		$200,000	199,306
Total Capital International SA,
1.550%, due 06/28/17		255,000	257,508
Veolia Environnement SA,
6.750%, due 04/24/19	EUR	40,000	68,757

Total France corporate bonds			1,160,896

Germany — 1.63%
Mondi Consumer Packaging
International AG,
9.750%, due 07/15/17[2]		110,000	162,528

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount		Value

Muenchener Rueckversicherungs AG,
6.000%, due 05/26/41[2,3]	EUR	100,000	$162,378
6.250%, due 05/26/42[2,3]		100,000	166,496
RWE AG,
4.625%, due 09/28/15[2,3,4]		30,000	42,319

Total Germany corporate bonds			533,721

Ireland — 0.89%
CRH Finance Ltd.,
7.375%, due 05/28/14[2]		100,000	139,101
GE Capital European Funding,
6.025%, due 03/01/38		80,000	153,246

Total Ireland corporate bonds			292,347

Israel — 0.23%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		75,000	75,125

Italy — 3.39%
Assicurazioni Generali SpA,
4.875%, due 11/11/14[2]		50,000	70,642
Ei Towers SpA,
3.875%, due 04/26/18		100,000	145,362
Intesa Sanpaolo SpA,
4.375%, due 10/15/19[2]		100,000	153,721
Snam SpA,
3.875%, due 03/19/18[2]		200,000	300,273
Telecom Italia SpA,
8.250%, due 03/21/16		50,000	77,292
Terna Rete Elettrica Nazionale SpA,
4.125%, due 02/17/17		100,000	149,320
UniCredit SpA,
6.375%, due 05/02/23[2,3]		$200,000	214,650

Total Italy corporate bonds			1,111,260

Japan — 0.09%
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17		30,000	29,876

Jersey, Channel Islands — 1.76%
AA Bond Co., Ltd.,
4.720%, due 07/31/18[2]	GBP	100,000	174,471
Gatwick Funding Ltd.,
5.250%, due 01/23/24[2]		100,000	181,269
Heathrow Funding Ltd.,
4.600%, due 02/15/18[2]	EUR	115,000	177,489
HSBC Capital Funding LP,
5.130%, due 03/29/16[3,4]		30,000	43,809

Total Jersey, Channel Islands corporate bonds			577,038

Luxembourg — 0.64%
ArcelorMittal,
9.500%, due 02/15/15		$75,000	80,063
Enel Finance International SA,
6.000%, due 10/07/39[1]		100,000	104,475
SES,
3.600%, due 04/04/23[1]		25,000	24,230

Total Luxembourg corporate bonds			208,768

Mexico — 0.67%
America Movil SAB de CV,
5.000%, due 03/30/20		200,000	219,440

Netherlands — 7.97%
ABN Amro Bank NV,
4.875%, due 01/16/19[2]	GBP	100,000	183,423
Achmea BV,
2.500%, due 11/19/20	EUR	150,000	209,724
Allianz Finance II BV,
4.375%, due 02/17/17[3,4]		80,000	115,998
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18		100,000	143,482
British American Tobacco Holdings The
Netherlands BV,
2.375%, due 01/19/23[2]		100,000	137,363
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[2]		125,000	175,306
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA,
1.700%, due 03/19/18		$250,000	247,991
Deutsche Telekom International Finance BV,
4.000%, due 01/19/15	EUR	100,000	141,610
6.500%, due 04/08/22	GBP	30,000	59,551
E.ON International Finance BV,
6.650%, due 04/30/38[1]		$20,000	25,181
Generali Finance BV,
4.750%, due 05/12/14	EUR	10,000	13,838
Heineken NV,
2.125%, due 08/04/20[2]		100,000	139,801
Koninklijke KPN NV,
6.500%, due 01/15/16		115,000	173,782
LYB International Finance BV,
5.250%, due 07/15/43		$55,000	57,919
Nomura Europe Finance NV,
1.875%, due 05/29/18[2]	EUR	100,000	137,583
Petrobras Global Finance BV,
4.375%, due 05/20/23		$110,000	100,862
5.625%, due 05/20/43		20,000	16,929
Repsol International Finance BV,
4.375%, due 02/20/18[2]	EUR	100,000	152,640
4.750%, due 02/16/17		50,000	75,756
Royal Bank of Scotland NV,
0.935%, due 03/09/15[3]		$75,000	74,194
Siemens Financieringsmaatschappij NV,
6.125%, due 09/14/66[3]	GBP	32,000	57,574
TenneT Holding BV,
6.655%, due 06/01/17[3,4]	EUR	50,000	76,315
Volkswagen International Finance NV,
2.125%, due 01/19/15[2]		70,000	97,676

Total Netherlands corporate bonds			2,614,498

Norway — 1.08%
DNB Bank ASA,
3.200%, due 04/03/17[1]		$200,000	210,065
Statoil ASA,
3.125%, due 08/17/17		75,000	79,097
4.800%, due 11/08/43		60,000	64,092

Total Norway corporate bonds			353,254

Portugal — 0.45%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18	EUR	100,000	147,042

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount		Value

South Korea — 0.33%
GS Caltex Corp.,
5.500%, due 04/24/17[2]		$100,000	$109,064

Spain — 2.29%
BBVA Senior Finance SAU,
3.250%, due 03/21/16	EUR	100,000	143,456
Santander International Debt SAU,
4.625%, due 03/21/16[2]		200,000	293,853
Telefonica Emisiones SAU,
4.710%, due 01/20/20[2]		200,000	313,445

Total Spain corporate bonds			750,754

Sweden — 0.60%
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$100,000	112,526
Vattenfall AB,
6.750%, due 01/31/19	EUR	50,000	85,494

Total Sweden corporate bonds			198,020

United Kingdom — 13.70%
Abbey National Treasury Services PLC,
1.750%, due 01/15/18[2]		100,000	139,532
4.000%, due 03/13/24		$90,000	90,776
Arqiva Financing PLC,
4.040%, due 06/30/20[2]	GBP	150,000	252,476
Aviva PLC,
4.729%, due 11/28/14[3,4]	EUR	90,000	124,779
Barclays Bank PLC,
2.250%, due 05/10/17[1]		$200,000	205,654
5.750%, due 08/17/21[2]	GBP	50,000	95,774
6.625%, due 03/30/22[2]	EUR	50,000	83,703
BG Energy Capital PLC,
5.125%, due 12/07/17[2]	GBP	50,000	92,125
BP Capital Markets PLC,
1.375%, due 05/10/18		$85,000	83,208
2.750%, due 05/10/23		40,000	37,516
British Telecommunications PLC,
8.500%, due 12/07/16[2]	GBP	75,000	146,218
BUPA Finance PLC,
6.125%, due 09/16/20[3,4]		50,000	87,117
Diageo Capital PLC,
3.875%, due 04/29/43		$60,000	54,804
EE Finance PLC,
4.375%, due 03/28/19[2]	GBP	100,000	173,828
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17		$95,000	95,549
HSBC Holdings PLC,
5.100%, due 04/05/21		175,000	195,668
6.500%, due 09/15/37		225,000	266,208
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18[2]	EUR	100,000	154,196
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[2,3]	GBP	110,000	175,444
Lloyds Bank PLC,
1.080%, due 07/11/16[3]	EUR	45,000	61,374
7.500%, due 04/15/24	GBP	100,000	213,995
11.875%, due 12/16/21[2,3]	EUR	45,000	77,803
Lloyds Banking Group PLC,
5.875%, due 07/08/14		45,000	62,772
National Express Group PLC,
6.250%, due 01/13/17	GBP	50,000	91,699
National Grid Electricity Transmission PLC,
5.875%, due 02/02/24		45,000	87,719
Northern Gas Networks Finance PLC,
5.875%, due 07/08/19		50,000	94,884
Royal Bank of Scotland PLC,
5.375%, due 09/30/19[2]	EUR	50,000	80,273
6.934%, due 04/09/18		50,000	78,566
SSE PLC,
2.000%, due 06/17/20	EUR	100,000	139,311
Standard Chartered PLC,
4.000%, due 07/12/22[2,3]		$200,000	203,750
Tesco PLC,
6.125%, due 02/24/22	GBP	50,000	94,758
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		50,000	87,424
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16[2]		125,000	226,208
Western Power Distribution West
Midlands PLC,
5.750%, due 04/16/32[2]		100,000	188,525
WPP PLC,
6.625%, due 05/12/16[2]	EUR	100,000	154,017

Total United Kingdom corporate bonds			4,497,653

United States — 41.73%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$135,000	157,344
ABB Finance USA, Inc.,
2.875%, due 05/08/22		85,000	82,660
AbbVie, Inc.,
2.900%, due 11/06/22		105,000	101,081
4.400%, due 11/06/42		65,000	63,589
Aetna, Inc.,
2.200%, due 03/15/19		25,000	24,789
4.750%, due 03/15/44		15,000	15,224
Alltel Corp.,
7.875%, due 07/01/32		85,000	114,559
Altria Group, Inc.,
4.250%, due 08/09/42		225,000	199,372
American Express Credit Corp.,
1.300%, due 07/29/16		55,000	55,428
American International Group, Inc.,
3.375%, due 08/15/20		105,000	107,194
American Tower Corp.,
3.400%, due 02/15/19		25,000	25,618
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		205,000	234,687
Apache Corp.,
4.750%, due 04/15/43		145,000	145,765
AT&T, Inc.,
2.500%, due 03/15/23	EUR	100,000	138,963
5.550%, due 08/15/41		$75,000	78,736

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount		Value

Bank of America Corp.,
1.875%, due 01/10/19	EUR	275,000	$383,124
5.875%, due 02/07/42		$60,000	69,377
Bank of New York Mellon Corp.,
1.350%, due 03/06/18		215,000	211,336
Baxter International, Inc.,
3.200%, due 06/15/23		135,000	131,684
BB&T Corp.,
1.600%, due 08/15/17		55,000	55,160
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		50,000	49,159
Boston Scientific Corp.,
6.000%, due 01/15/20		125,000	143,470
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21		145,000	146,903
Capital One Financial Corp.,
1.000%, due 11/06/15		160,000	160,227
CF Industries, Inc.,
5.150%, due 03/15/34		75,000	77,115
Chevron Corp.,
2.355%, due 12/05/22		45,000	42,288
2.427%, due 06/24/20		45,000	44,679
Cisco Systems, Inc.,
2.900%, due 03/04/21		25,000	24,987
Citigroup, Inc.,
0.977%, due 05/31/17[3]	EUR	100,000	134,706
4.050%, due 07/30/22		$85,000	85,328
5.500%, due 02/15/17		85,000	93,825
6.000%, due 08/15/17		255,000	289,033
Coca-Cola Co.,
1.800%, due 09/01/16		110,000	112,621
Comcast Corp.,
4.750%, due 03/01/44		25,000	25,376
ConocoPhillips,
4.600%, due 01/15/15		105,000	108,394
DIRECTV Holdings LLC,
5.000%, due 03/01/21		175,000	188,155
Duke Energy Corp.,
3.050%, due 08/15/22		105,000	102,159
Energy Transfer Partners LP,
6.050%, due 06/01/41		110,000	119,190
Enterprise Products Operating LLC,
4.850%, due 03/15/44		85,000	84,784
5.200%, due 09/01/20		55,000	61,391
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		45,000	49,165
Exxon Mobil Corp.,
0.921%, due 03/15/17		10,000	9,998
1.819%, due 03/15/19		80,000	79,427
Five Corners Funding Trust,
4.419%, due 11/15/23[1]		100,000	102,476
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		200,000	207,732
Freeport-McMoRan Copper & Gold, Inc.,
3.100%, due 03/15/20		70,000	68,097
3.875%, due 03/15/23		145,000	138,645
General Electric Capital Corp.,
1.000%, due 12/11/15		160,000	161,127
4.375%, due 09/16/20		120,000	130,336
Series A, 6.750%, due 03/15/32		240,000	308,576
General Electric Co.,
4.125%, due 10/09/42		55,000	52,849
Georgia Power Co.,
5.400%, due 06/01/40		75,000	83,506
Gilead Sciences, Inc.,
2.050%, due 04/01/19		60,000	59,459
4.800%, due 04/01/44		65,000	66,911
Glencore Funding LLC,
2.500%, due 01/15/19[1]		80,000	77,251
Goldman Sachs Group, Inc.,
3.250%, due 02/01/23[2]	EUR	130,000	186,814
4.375%, due 03/16/17[2]		150,000	225,085
Hartford Financial Services Group, Inc.,
4.300%, due 04/15/43		$55,000	51,318
Hewlett-Packard Co.,
2.625%, due 12/09/14		130,000	131,747
International Business Machines Corp.,
3.375%, due 08/01/23		100,000	100,002
JPMorgan Chase & Co.,
1.800%, due 01/25/18		100,000	99,769
3.200%, due 01/25/23		485,000	470,290
Juniper Networks, Inc.,
4.500%, due 03/15/24		65,000	65,807
Kellogg Co.,
1.875%, due 11/17/16		80,000	81,577
Kinder Morgan Energy Partners LP,
3.500%, due 03/01/21		20,000	19,921
5.000%, due 03/01/43		115,000	109,495
Kraft Foods Group, Inc.,
5.000%, due 06/04/42		85,000	89,008
Laboratory Corp. of America Holdings,
2.500%, due 11/01/18		50,000	49,825
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]		105,000	106,559
Lincoln National Corp.,
4.200%, due 03/15/22		135,000	141,465
Lorillard Tobacco Co.,
6.875%, due 05/01/20		20,000	23,390
McKesson Corp.,
4.883%, due 03/15/44		25,000	25,340
Medtronic, Inc.,
4.625%, due 03/15/44		25,000	25,687
Merck & Co., Inc.,
6.550%, due 09/15/37		64,000	83,039
MetLife, Inc.,
4.875%, due 11/13/43		120,000	124,587
Metropolitan Life Global Funding I,
2.375%, due 09/30/19[2]	EUR	125,000	178,829
Microsoft Corp.,
2.625%, due 05/02/33		100,000	132,277
3.500%, due 11/15/42		$80,000	69,210
Mondelez International, Inc.,
2.375%, due 01/26/21	EUR	140,000	194,624
5.375%, due 02/10/20		$83,000	93,831

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount		Value

Monongahela Power Co.,
5.400%, due 12/15/43[1]		$40,000	$43,868
Morgan Stanley,
2.125%, due 04/25/18		225,000	224,507
2.375%, due 03/31/21	EUR	50,000	68,892
2.500%, due 01/24/19		$95,000	94,736
6.375%, due 07/24/42		45,000	54,894
Mosaic Co.,
5.450%, due 11/15/33		50,000	54,057
Motorola Solutions, Inc.,
6.000%, due 11/15/17		50,000	57,152
Mylan, Inc.,
2.600%, due 06/24/18		15,000	15,113
NBC Universal Media LLC,
4.375%, due 04/01/21		160,000	173,636
NBCUniversal Media LLC,
5.150%, due 04/30/20		130,000	146,866
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		25,000	32,288
PacifiCorp,
6.000%, due 01/15/39		95,000	117,525
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[2]	EUR	60,000	96,298
PepsiCo, Inc.,
1.250%, due 08/13/17		$60,000	59,845
Philip Morris International, Inc.,
2.125%, due 05/30/19	EUR	100,000	141,827
PNC Funding Corp.,
2.700%, due 09/19/16		$75,000	77,953
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		50,000	48,333
QVC, Inc.,
4.375%, due 03/15/23		25,000	24,637
Republic Services, Inc.,
5.250%, due 11/15/21		175,000	195,631
Reynolds American, Inc.,
6.750%, due 06/15/17		125,000	144,115
SABMiller Holdings, Inc.,
1.875%, due 01/20/20[2]	EUR	100,000	138,837
Sempra Energy,
6.000%, due 10/15/39		$85,000	101,385
SLM Corp.,
6.250%, due 01/25/16		80,000	86,000
Southwestern Electric Power Co.,
6.200%, due 03/15/40		115,000	138,819
SunTrust Banks, Inc.,
1.350%, due 02/15/17		200,000	200,061
2.350%, due 11/01/18		65,000	65,023
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		75,000	69,978
Thermo Fisher Scientific, Inc.,
4.150%, due 02/01/24		20,000	20,577
5.300%, due 02/01/44		20,000	21,553
Time Warner Cable, Inc.,
5.000%, due 02/01/20		210,000	229,341
Time Warner, Inc.,
5.350%, due 12/15/43		60,000	63,942
Transocean, Inc.,
6.800%, due 03/15/38		80,000	86,301
Travelers Cos., Inc.,
4.600%, due 08/01/43		20,000	20,468
Union Pacific Corp.,
4.750%, due 12/15/43		20,000	20,555
United Airlines Pass Through Trust,
Series 2014-1, Class A,
4.000%, due 04/11/26		60,000	60,225
US Bancorp,
1.650%, due 05/15/17		105,000	106,281
Valero Energy Corp.,
6.625%, due 06/15/37		100,000	120,349
Verizon Communications, Inc.,
2.500%, due 09/15/16		160,000	165,675
2.550%, due 06/17/19		40,000	40,231
4.500%, due 09/15/20		85,000	92,314
6.550%, due 09/15/43		190,000	231,217
Viacom, Inc.,
2.500%, due 09/01/18		20,000	20,224
Virginia Electric and Power Co.,
Series A, 6.000%, due 05/15/37		55,000	67,264
Wachovia Corp.,
5.750%, due 02/01/18		255,000	291,971
Waste Management, Inc.,
6.125%, due 11/30/39		65,000	78,652
WEA Finance LLC,
5.750%, due 09/02/15[1]		40,000	42,660
WellPoint, Inc.,
5.100%, due 01/15/44		40,000	41,525
Williams Partners LP,
4.300%, due 03/04/24		30,000	30,133
WM Wrigley Jr Co.,
2.000%, due 10/20/17[1]		15,000	15,036
Xcel Energy, Inc.,
4.700%, due 05/15/20		40,000	44,099
4.800%, due 09/15/41		50,000	51,422
Yum! Brands, Inc.,
5.350%, due 11/01/43		90,000	94,003

Total United States corporate bonds			13,692,825

Total corporate bonds
(cost $29,411,675)			30,596,285

Non-US government obligation — 0.99%
Italy — 0.99%
Buoni Poliennali Del Tesoro,
3.000%, due 04/01/14
(cost $321,477)	EUR	235,000	323,769

Supranational bonds — 1.10%
Asian Development Bank,
1.000%, due 12/15/15	GBP	50,000	83,644
European Investment Bank,
3.000%, due 12/07/15		60,000	103,634
Inter-American Development Bank,
0.625%, due 12/15/15		55,000	91,406

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount		Value

International Finance Corp.,
0.625%, due 12/15/15	GBP	50,000	$83,117

Total supranational bonds
(cost $341,490)			361,801

Total bonds
(cost $30,074,642)			31,281,855

	Shares

Short-term investment — 1.20%
Investment company — 1.20%
UBS Cash Management Prime
Relationship Fund[5]
(cost $393,165)		393,165	393,165

	Notional amount

Options purchased — 0.00%[6]
Options purchased on credit default
swaps on credit indices — 0.00%[6,7]
Expiring 06/18/14. If exercised the
payment from the counterparty
will be received upon the
occurrence of a failure to
pay, obligation acceleration,
repudiation or restructuring of the
referenced obligation specified in
the CDX.NA.IG Series 22 Index
and the Fund pays quarterly
fixed rate of 0.850% per annum. Underlying
credit default swap terminating
06/20/19. European style.
Counterparty: DB
(cost $875)		$400,000	534

Total investments — 96.53%
(cost $30,468,682)			31,675,554
Cash and other assets, less liabilities — 3.47%			1,139,907

Net assets — 100.00%			$32,815,461

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,276,812
Gross unrealized depreciation	(69,940)

Net unrealized appreciation of investments	$1,206,872

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)

JPMCB	CAD	700,000	USD	630,364	06/04/14	$(1,871)
JPMCB	EUR	7,240,000	USD	9,945,656	06/04/14	(27,462)
JPMCB	GBP	2,680,000	USD	4,466,684	06/04/14	860
JPMCB	USD	40,267	AUD	45,000	06/04/14	1,284
JPMCB	USD	39,090	JPY	4,000,000	06/04/14	(322)

Net unrealized depreciation on forward foreign currency contracts						$(27,511)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)

US Treasury futures buy contracts:
5 Year US Treasury Notes, 2 contracts (USD)	June 2014	$237,768	$237,906	$138
US Treasury futures sell contracts:
US Ultra Bond Futures, 1 contracts (USD)	June 2014	(144,999)	(144,469)	530
10 Year US Treasury Notes, 6 contracts (USD)	June 2014	(745,024)	(741,000)	4,024
Interest rate futures buy contracts:
Canadian Government 10 Year Bond, 2 contracts (CAD)	June 2014	234,340	235,061	721
Euro-Bobl, 1 contracts (EUR)	June 2014	172,591	172,716	125
Euro-Bund, 4 contracts (EUR)	June 2014	786,886	790,110	3,224
Interest rate futures sell contracts:
Long Gilt, 3 contracts (GBP)	June 2014	(546,031)	(547,809)	(1,778)

Net unrealized appreciation on futures contracts				$6,984

Credit default swaps on corporate issues — buy protection8

Counterparty	Referenced obligation[9]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)

CSFB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	275,000	03/20/19	1.000%	$10,835	$(10,196)	$639

JPMCB	Enel SpA bond, 5.250%, due 06/20/17	EUR	120,000	03/20/19	1.000	(1,748)	(1,118)	(2,866)

						$9,087	$(11,314)	$(2,227)

Credit default swaps on corporate issues — sell protection11

Counterparty	Referenced obligation[9]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)	Credit spread[12]

CITI	Glencore International AG bond, 6.500%, due 02/27/19	EUR	70,000	06/20/19	1.000%	$4,603	$(3,792)	$811	1.804%

JPMCB	Lanxess AG bond, 4.125%, due 05/23/18	EUR	115,000	06/20/19	1.000	1,758	(2,317)	(559)	1.299

JPMCB	Barrick Gold Corp. bond, 5.800%, due 11/15/34	USD	85,000	12/20/18	1.000	2,951	(2,140)	811	1.567

						$9,312	$(8,249)	$1,063

Centrally cleared credit default swap on credit indices — buy protection8

Referenced Index[9]	Notional amount		Termination date	Payments made by the Fund[10]	Value	Unrealized depreciation

iTraxx Europe Crossover Series 20
Index	EUR	1,140,000	12/20/18	1.000%	$(23,943)	$(11,573)

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund's investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total

Description:
Corporate bonds	$—	$30,596,285	$—	$30,596,285
Non-US government obligation	—	323,769	—	323,769
Supranational bonds	—	361,801	—	361,801
Short-term investment	—	393,165	—	393,165
Options purchased	—	534	—	534
Forward foreign currency contracts	—	2,144	—	2,144
Futures contracts	8,762	—	—	8,762

Total	$8,762	$31,677,698	$—	$31,686,460

Liabilities	Level 1	Level 2	Level 3	Total

Description:
Forward foreign currency contracts	$—	$(29,655)	$—	$(29,655)
Futures contracts	(1,778)	—	—	(1,778)
Swap agreements	—	(43,506)	—	(43,506)

Total	$(1,778)	$(73,161)	$—	$(74,939)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $2,061,580 or 6.28% of net assets.
[2]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2014, the value of these securities amounted to $8,243,599 or 25.12% of net assets.
[3]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2014 and changes periodically.
[4]	Perpetual bond security. The maturity date reflects the next call date.
[5]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/13	Purchases during the three months ended 03/31/14	Sales during the three months ended 03/31/14	Value 03/31/14	Net income earned from affiliate for the three months ended 03/31/14

UBS Cash Management Prime Relationship Fund	$1,323,965	$866,092	$1,796,892	$393,165	$132

[6]	Amount represents less than 0.005%.
[7]	Illiquid investment as of March 31, 2014.
[8]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[9]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or or restructuring event with respect to the referenced index/obligation.
[10]	Payments made or received are based on the notional amount.
[11]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.
[12]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS High Yield Relationship Fund

Industry diversification (unaudited) As a percentage of net assets as of March 31, 2014

Bonds
Corporate bonds
Aerospace	0.82%
Air transportation	0.23
Automotive & auto parts distributors	2.12
Banks & thrifts	3.09
Broadcasting	1.20
Building materials	2.93
Cable TV	4.77
Capital goods	0.15
Chemicals	2.30
Consumer products	0.60
Containers	2.56
Diversified financial services	4.69
Diversified media	0.69
Electric utilities	2.54
Energy	16.66
Entertainment/film	0.32
Environmental	0.22
Food & drug retail	0.50
Food/beverage/tobacco	1.10
Gaming	2.12
Healthcare	7.40
Homebuilders/real estate	1.21
Hotel	0.11
Insurance	0.33
Leisure	1.02
Machinery	0.34
Metals/mining	1.03
Paper	0.56
Publishing/printing	0.90
Services	3.64
Steels	0.91
Super retail index	2.07
Technology	4.16
Telecommunications	8.02
Textile/apparel	0.11
Transportation excluding air/rail	0.47

Total corporate bonds	81.89%
Short-term investment	16.72
Options purchased	0.07

Total investments	98.68%
Cash and other assets, less liabilities	1.32
Net assets	100.00%

UBS High Yield Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount	Value

Bonds — 81.89%
Corporate bonds— 81.89%
Australia — 0.26%
FMG Resources August 2006 Pty Ltd.,
8.250%, due 11/01/19[1]	$1,300,000	$1,430,000

Canada — 1.43%
Bombardier, Inc.,
7.500%, due 03/15/18[1]	340,000	383,350
7.750%, due 03/15/20[1]	261,000	292,320
Cogeco Cable, Inc.,
4.875%, due 05/01/20[1]	1,250,000	1,243,750
Kodiak Oil & Gas Corp.,
5.500%, due 02/01/22	1,225,000	1,254,094
Lightstream Resources Ltd.,
8.625%, due 02/01/20[1]	1,225,000	1,225,000
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	1,200,000	1,284,000
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19[1]	250,000	272,500
Ultra Petroleum Corp.,
5.750%, due 12/15/18[1]	1,300,000	1,365,000
Valeant Pharmaceuticals International, Inc.,
5.625%, due 12/01/21[1]	600,000	630,000

Total Canada corporate bonds		7,950,014

Cayman Islands — 0.63%
Offshore Group Investment Ltd.,
7.500%, due 11/01/19	2,525,000	2,689,125
Wynn Macau Ltd.,
5.250%, due 10/15/21[1]	800,000	814,000

Total Cayman Islands corporate bonds		3,503,125

Croatia — 0.45%
Agrokor DD,
8.875%, due 02/01/20[1]	2,275,000	2,491,125

France — 1.40%
AXA SA,
6.379%, due 12/14/36[1,2,3]	1,050,000	1,109,062
Credit Agricole SA,
7.875%, due 01/23/24[1,2,3]	2,700,000	2,851,875
Societe Generale SA,
7.875%, due 12/18/23[1,2,3]	2,625,000	2,730,000
SPCM SA,
6.000%, due 01/15/22[1]	1,025,000	1,086,500

Total France corporate bonds		7,777,437

Germany — 0.47%
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]	2,525,000	2,575,500

Greece — 0.22%
FAGE Dairy Industry SA,
9.875%, due 02/01/20[1]	1,150,000	1,221,875

Ireland — 1.09%
Ardagh Packaging Finance PLC,
6.250%, due 01/31/19[1]	600,000	627,000
6.750%, due 01/31/21[1]	400,000	418,000
Grifols Worldwide Operations Ltd.,
5.250%, due 04/01/22[1]	1,400,000	1,431,500
Nara Cable Funding Ltd.,
8.875%, due 12/01/18[1]	1,600,000	1,742,000
Ono Finance II PLC,
10.875%, due 07/15/19[1]	1,125,000	1,254,375
Smurfit Kappa Acquisitions,
4.875%, due 09/15/18[1]	550,000	583,000

Total Ireland corporate bonds		6,055,875

Italy — 0.18%
Enel SpA,
8.750%, due 09/24/73[1,2]	875,000	981,838

Luxembourg — 4.60%
ArcelorMittal,
6.750%, due 02/25/22	1,375,000	1,509,062
7.250%, due 03/01/41	1,800,000	1,806,750
7.500%, due 10/15/39	300,000	310,125
Capsugel SA,
7.000%, due 05/15/19[1,4]	1,250,000	1,287,500
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]	1,475,000	1,640,937
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16[1]	523,000	547,189
INEOS Group Holdings SA,
6.125%, due 08/15/18[1]	2,275,000	2,360,312
Intelsat Jackson Holdings SA,
5.500%, due 08/01/23[1]	1,275,000	1,249,500
7.250%, due 10/15/20	2,550,000	2,766,750
7.500%, due 04/01/21	800,000	878,000
Intelsat Luxembourg SA,
6.750%, due 06/01/18[1]	875,000	925,313
7.750%, due 06/01/21[1]	1,175,000	1,236,687
Pacific Drilling SA,
5.375%, due 06/01/20[1]	4,925,000	4,888,063
Telecom Italia Capital SA,
7.200%, due 07/18/36	1,500,000	1,526,250
Wind Acquisition Finance SA,
6.500%, due 04/30/20[1]	225,000	244,688
7.250%, due 02/15/18[1]	941,000	992,755
11.750%, due 07/15/17[1]	1,244,000	1,310,865

Total Luxembourg corporate bonds		25,480,746

Mexico — 0.47%
Cemex SAB de CV,
5.875%, due 03/25/19[1]	1,250,000	1,295,312
7.250%, due 01/15/21[1]	1,200,000	1,311,000

Total Mexico corporate bonds		2,606,312

Netherlands — 1.28%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]	1,075,000	1,402,614
NXP BV / NXP Funding LLC,
5.750%, due 02/15/21[1]	2,500,000	2,662,500
Schaeffler Holding Finance BV,
6.875%, due 08/15/18[1,4]	2,450,000	2,606,187
VTR Finance BV,
6.875%, due 01/15/24[1]	425,000	442,000

Total Netherlands corporate bonds		7,113,301

UBS High Yield Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount	Value

Spain — 0.17%
Abengoa Finance SAU,
7.750%, due 02/01/20[1]	$850,000	$918,000

Switzerland — 0.74%
Credit Suisse Group AG,
7.500%, due 12/11/23[1,2,3]	3,750,000	4,073,438

United Kingdom — 1.65%
Algeco Scotsman Global Finance PLC,
10.750%, due 10/15/19[1]	2,425,000	2,685,687
Barclays Bank PLC,
7.625%, due 11/21/22	3,700,000	4,079,250
Lloyds Banking Group PLC,
6.413%, due 10/01/35[1,2,3]	1,375,000	1,371,563
Royal Bank of Scotland Group PLC,
6.125%, due 12/15/22	975,000	1,021,095

Total United Kingdom corporate bonds		9,157,595

United States — 66.85%
Activision Blizzard, Inc.,
5.625%, due 09/15/21[1]	450,000	481,500
ADT Corp.,
6.250%, due 10/15/21[1]	1,675,000	1,721,062
AES Corp.,
8.000%, due 06/01/20	2,100,000	2,478,000
Ally Financial, Inc.,
5.500%, due 02/15/17	500,000	542,500
8.000%, due 03/15/20	2,590,000	3,120,950
8.000%, due 11/01/31	500,000	616,250
Alta Mesa Holdings,
9.625%, due 10/15/18	3,150,000	3,386,250
American Axle & Manufacturing, Inc.,
6.625%, due 10/15/22	2,370,000	2,568,487
American Builders & Contractors
Supply Co., Inc.,
5.625%, due 04/15/21[1]	1,250,000	1,293,750
AmeriGas Finance LLC,
6.750%, due 05/20/20	325,000	351,812
Antero Resources Finance Corp.,
5.375%, due 11/01/21[1]	2,500,000	2,537,500
6.000%, due 12/01/20	1,875,000	1,994,531
ARAMARK Corp.,
5.750%, due 03/15/20	1,200,000	1,267,500
Arch Coal, Inc.,
9.875%, due 06/15/19	575,000	500,250
Atlas Pipeline Partners LP,
4.750%, due 11/15/21	650,000	617,500
5.875%, due 08/01/23	2,658,000	2,624,775
Avaya, Inc.,
7.000%, due 04/01/19[1]	1,275,000	1,265,437
Avis Budget Car Rental LLC,
5.500%, due 04/01/23	1,325,000	1,334,937
Axiall Corp.,
4.875%, due 05/15/23[1]	950,000	932,187
BE Aerospace, Inc.,
6.875%, due 10/01/20	770,000	845,075
Berry Petroleum Co., LLC,
6.750%, due 11/01/20	650,000	685,750
Biomet, Inc.,
6.500%, due 08/01/20	1,900,000	2,046,300
BlueLine Rental Finance Corp.,
7.000%, due 02/01/19[1]	550,000	581,625
BMC Software Finance, Inc.,
8.125%, due 07/15/21[1]	1,175,000	1,236,687
Boise Cascade Co.,
6.375%, due 11/01/20	1,775,000	1,903,687
BreitBurn Energy Partners LP,
7.875%, due 04/15/22	2,506,000	2,712,745
Brunswick Corp.,
4.625%, due 05/15/21[1]	250,000	244,375
Builders FirstSource, Inc.,
7.625%, due 06/01/21[1]	1,775,000	1,921,437
Building Materials Corp of America,
6.750%, due 05/01/21[1]	750,000	813,750
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19	1,650,000	1,841,812
Burlington Holdings LLC,
9.000%, due 02/15/18[1,4]	345,000	352,762
Cablevision Systems Corp.,
8.625%, due 09/15/17	480,000	570,000
Caesars Entertainment Operating Co., Inc.,
11.250%, due 06/01/17	1,300,000	1,251,250
Caesars Entertainment Resort Properties LLC,
8.000%, due 10/01/20[1]	525,000	552,563
Calpine Corp.,
6.000%, due 01/15/22[1]	1,875,000	1,968,750
7.875%, due 07/31/20[1]	1,489,000	1,637,900
Calumet Specialty Products Partners LP,
6.500%, due 04/15/21[1]	1,200,000	1,209,000
7.625%, due 01/15/22	1,225,000	1,298,500
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	550,000	644,875
CB Richard Ellis Services, Inc.,
5.000%, due 03/15/23	575,000	575,719
CCO Holdings LLC,
6.500%, due 04/30/21	3,475,000	3,683,500
6.625%, due 01/31/22	1,150,000	1,229,062
8.125%, due 04/30/20	1,375,000	1,505,625
CDW LLC,
8.500%, due 04/01/19	365,000	399,675
Celanese US Holdings LLC,
4.625%, due 11/15/22	175,000	172,375
5.875%, due 06/15/21	1,090,000	1,171,750
CenturyLink, Inc.,
Series S, 6.450%, due 06/15/21	1,475,000	1,585,625
Series W, 6.750%, due 12/01/23	1,300,000	1,379,625
Series P, 7.600%, due 09/15/39	275,000	261,594
Cequel Communications Holdings I LLC,
5.125%, due 12/15/21[1]	1,275,000	1,262,250
Ceridian Corp.,
11.250%, due 11/15/15	1,010,000	1,017,575

UBS High Yield Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount	Value

Chaparral Energy, Inc.,
7.625%, due 11/15/22	$1,500,000	$1,623,750
Chesapeake Energy Corp.,
6.625%, due 08/15/20	1,475,000	1,655,688
9.500%, due 02/15/15	405,000	431,831
Chesapeake Oilfield Operating LLC,
6.625%, due 11/15/19	780,000	809,250
Chrysler Group LLC,
8.000%, due 06/15/19	615,000	673,425
8.250%, due 06/15/21	1,225,000	1,385,781
Cinemark USA, Inc.,
4.875%, due 06/01/23	1,350,000	1,297,687
CIT Group, Inc.,
5.000%, due 08/15/22	1,250,000	1,296,875
5.250%, due 03/15/18	650,000	698,750
5.500%, due 02/15/19[1]	2,555,000	2,753,012
Claire's Stores, Inc.,
7.750%, due 06/01/20[1]	1,225,000	943,250
8.875%, due 03/15/19	1,250,000	1,162,500
9.000%, due 03/15/19[1]	1,225,000	1,272,469
Clean Harbors, Inc.,
5.250%, due 08/01/20	1,200,000	1,236,000
Clear Channel Communications, Inc.,
9.000%, due 12/15/19	1,325,000	1,391,250
14.000%, due 02/01/21[4]	1,466,182	1,466,182
Clearwater Paper Corp.,
4.500%, due 02/01/23	75,000	72,187
7.125%, due 11/01/18	185,000	197,025
Commercial Metals Co.,
4.875%, due 05/15/23	550,000	528,000
Community Health Systems, Inc.,
5.125%, due 08/01/21[1]	700,000	717,500
6.875%, due 02/01/22[1]	1,400,000	1,463,000
7.125%, due 07/15/20	1,900,000	2,061,500
Constellation Brands, Inc.,
7.250%, due 05/15/17	355,000	411,800
Continental Airlines Pass Through
Certificates,
Series 2012-3, Class C,
6.125%, due 04/29/18	1,225,000	1,290,844
Continental Resources, Inc.,
4.500%, due 04/15/23	1,525,000	1,579,400
5.000%, due 09/15/22	1,075,000	1,128,750
Crestwood Midstream Partners LP,
6.125%, due 03/01/22[1]	1,500,000	1,567,500
Crown Americas LLC,
4.500%, due 01/15/23	1,325,000	1,265,375
CST Brands, Inc.,
5.000%, due 05/01/23	125,000	122,812
Diamond Resorts Corp.,
12.000%, due 08/15/18	3,324,000	3,635,625
DISH DBS Corp.,
7.875%, due 09/01/19	5,560,000	6,574,700
DR Horton, Inc.,
4.375%, due 09/15/22	650,000	637,000
El Paso LLC,
7.750%, due 01/15/32	1,140,000	1,219,262
7.800%, due 08/01/31	475,000	505,030
Endo Health Solutions, Inc.,
7.000%, due 12/15/20	1,550,000	1,670,125
7.250%, due 01/15/22	900,000	974,250
EP Energy LLC,
9.375%, due 05/01/20	2,175,000	2,514,844
Epicor Software Corp.,
8.625%, due 05/01/19	2,070,000	2,264,062
Equinix, Inc.,
5.375%, due 04/01/23	2,075,000	2,116,500
7.000%, due 07/15/21	1,150,000	1,282,250
ExamWorks Group, Inc.,
9.000%, due 07/15/19	2,695,000	2,964,500
Felcor Lodging LP,
6.750%, due 06/01/19	550,000	590,562
First Data Corp.,
10.625%, due 06/15/21	2,275,000	2,559,375
12.625%, due 01/15/21	4,050,000	4,819,500
FirstEnergy Corp.,
Series C, 7.375%, due 11/15/31	2,425,000	2,785,491
Flextronics International Ltd.,
5.000%, due 02/15/23	1,550,000	1,565,500
Forest Laboratories, Inc.,
5.000%, due 12/15/21[1]	525,000	555,187
Forest Oil Corp.,
7.250%, due 06/15/19	1,268,000	1,111,085
Freescale Semiconductor, Inc.,
10.750%, due 08/01/20	1,082,000	1,255,120
Frontier Communications Corp.,
8.500%, due 04/15/20	2,920,000	3,394,500
9.000%, due 08/15/31	1,585,000	1,620,662
9.250%, due 07/01/21	575,000	681,375
FTI Consulting, Inc.,
6.750%, due 10/01/20	675,000	727,312
Gannett Co., Inc.,
5.125%, due 07/15/20[1]	875,000	899,062
6.375%, due 10/15/23[1]	500,000	530,625
General Motors Financial Co., Inc.,
4.750%, due 08/15/17	475,000	507,656
Geo Group, Inc.,
5.125%, due 04/01/23	300,000	294,000
GLP Capital LP,
4.875%, due 11/01/20[1]	2,100,000	2,155,125
Goodyear Tire & Rubber Co.,
6.500%, due 03/01/21	1,950,000	2,125,500
8.250%, due 08/15/20	550,000	612,562
Graphic Packaging International, Inc.,
4.750%, due 04/15/21	2,550,000	2,553,187
Halcon Resources Corp.,
9.750%, due 07/15/20	1,075,000	1,158,312
HCA, Inc.,
3.750%, due 03/15/19	775,000	777,906
5.000%, due 03/15/24	675,000	676,266
5.875%, due 03/15/22	300,000	323,250
7.500%, due 02/15/22	950,000	1,085,375
7.750%, due 05/15/21	375,000	413,437
7.875%, due 02/15/20	600,000	638,700
8.500%, due 04/15/19	1,375,000	1,438,250
Healthcare Technology Intermediate, Inc.,
7.375%, due 09/01/18[1,4]	1,675,000	1,708,500

UBS High Yield Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount	Value

Hecla Mining Co.,
6.875%, due 05/01/21	$2,575,000	$2,497,750
Hertz Corp.,
5.875%, due 10/15/20	1,200,000	1,279,504
Hexion US Finance Corp.,
8.875%, due 02/01/18	2,950,000	3,068,000
Hiland Partners LP / Hiland Partners
Finance Corp.,
7.250%, due 10/01/20[1]	2,825,000	3,072,187
Hilcorp Finance Co.,
7.625%, due 04/15/21[1]	3,095,000	3,389,025
8.000%, due 02/15/20[1]	370,000	400,525
Hologic, Inc.,
6.250%, due 08/01/20	200,000	211,500
Huntington Ingalls Industries, Inc.,
7.125%, due 03/15/21	1,625,000	1,793,594
Icahn Enterprises LP,
3.500%, due 03/15/17[1]	200,000	202,000
5.875%, due 02/01/22[1]	1,350,000	1,370,250
6.000%, due 08/01/20[1]	1,775,000	1,881,500
ILFC E-Capital Trust I,
5.210%, due 12/21/65[1,2]	460,000	434,700
IMS Health, Inc.,
6.000%, due 11/01/20[1]	825,000	868,313
Infor US, Inc.,
9.375%, due 04/01/19	1,175,000	1,323,344
11.500%, due 07/15/18	350,000	405,125
Interactive Data Corp.,
10.250%, due 08/01/18	415,000	446,903
International Lease Finance Corp.,
5.875%, due 04/01/19	975,000	1,065,188
5.875%, due 08/15/22	950,000	1,004,625
7.125%, due 09/01/18[1]	1,475,000	1,714,687
Jefferies Finance LLC,
6.875%, due 04/15/22[1]	300,000	302,250
7.375%, due 04/01/20[1]	1,750,000	1,837,500
K Hovnanian Enterprises, Inc.,
7.250%, due 10/15/20[1]	1,700,000	1,844,500
KB Home,
7.250%, due 06/15/18	1,025,000	1,153,125
Key Energy Services, Inc.,
6.750%, due 03/01/21	2,565,000	2,696,456
Lamar Media Corp.,
5.375%, due 01/15/24[1]	625,000	640,625
Lear Corp.,
4.750%, due 01/15/23[1]	750,000	731,250
Legacy Reserves LP,
6.625%, due 12/01/21	400,000	399,000
8.000%, due 12/01/20	500,000	535,000
Level 3 Communications, Inc.,
11.875%, due 02/01/19	805,000	909,650
Level 3 Financing, Inc.,
6.125%, due 01/15/21[1]	1,750,000	1,846,250
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	315,000	349,650
Linn Energy LLC,
8.625%, due 04/15/20	2,730,000	2,965,463
LKQ Corp.,
4.750%, due 05/15/23[1]	575,000	544,813
Manitowoc Co., Inc.,
8.500%, due 11/01/20	1,115,000	1,251,588
Masco Corp.,
7.125%, due 03/15/20	1,675,000	1,934,625
McClatchy Co.,
9.000%, due 12/15/22	2,400,000	2,793,000
MedAssets, Inc.,
8.000%, due 11/15/18	600,000	642,000
Memorial Production Partners LP,
7.625%, due 05/01/21[1]	700,000	738,500
7.625%, due 05/01/21	900,000	949,500
Memorial Resource Development LLC,
10.000%, due 12/15/18[1,4]	1,475,000	1,519,250
Mercer International, Inc.,
9.500%, due 12/01/17	300,000	324,000
MGM Resorts International,
8.625%, due 02/01/19	1,300,000	1,556,750
10.000%, due 11/01/16	1,940,000	2,315,875
Michael Foods, Inc.,
9.750%, due 07/15/18	680,000	725,900
Michaels FinCo Holdings LLC,
7.500%, due 08/01/18[1,4]	550,000	566,500
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20	4,525,000	5,000,125
MPH Acquisition Holdings LLC,
6.625%, due 04/01/22[1]	1,500,000	1,539,375
MultiPlan, Inc.,
9.875%, due 09/01/18[1]	350,000	379,750
Murray Energy Corp.,
8.625%, due 06/15/21[1]	325,000	342,063
Mustang Merger Corp.,
8.500%, due 08/15/21[1]	2,425,000	2,655,375
Navios Maritime Acquisition Corp.,
8.125%, due 11/15/21[1]	1,250,000	1,303,125
Navios Maritime Holdings, Inc.,
7.375%, due 01/15/22[1]	1,250,000	1,278,125
NCR Corp.,
5.875%, due 12/15/21[1]	1,225,000	1,289,312
6.375%, due 12/15/23[1]	325,000	345,313
Nielsen Finance LLC,
7.750%, due 10/15/18	450,000	480,938
NRG Energy, Inc.,
6.250%, due 07/15/22[1]	975,000	1,004,250
7.625%, due 05/15/19	250,000	260,938
8.250%, due 09/01/20	2,705,000	2,968,737
Oasis Petroleum, Inc.,
6.500%, due 11/01/21	1,225,000	1,316,875
6.875%, due 03/15/22[1]	2,575,000	2,787,438
Owens-Illinois, Inc.,
7.800%, due 05/15/18	1,075,000	1,255,063
PAETEC Holding Corp.,
9.875%, due 12/01/18	990,000	1,086,525
Par Pharmaceutical Cos., Inc.,
7.375%, due 10/15/20	800,000	866,000
Party City Holdings, Inc.,
8.875%, due 08/01/20	2,275,000	2,533,781
PC Nextco Holdings LLC,
8.750%, due 08/15/19[1,4]	325,000	335,969

UBS High Yield Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount	Value

Penn Virginia Resource Partners LP,
8.375%, due 06/01/20	$1,358,000	$1,524,355
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	415,000	446,125
Petco Holdings, Inc.,
8.500%, due 10/15/17[1,4]	950,000	967,832
PetroLogistics LP,
6.250%, due 04/01/20	1,250,000	1,253,125
Pinnacle Merger Sub, Inc.,
9.500%, due 10/01/23[1]	850,000	936,063
PVR Partners LP,
6.500%, due 05/15/21	1,700,000	1,814,750
Quicksilver Resources, Inc.,
7.125%, due 04/01/16	875,000	815,938
9.125%, due 08/15/19	1,225,000	1,218,875
RBS Capital Trust II,
6.425%, due 01/03/34[2,3]	1,000,000	963,750
Realogy Group LLC,
7.875%, due 02/15/19[1]	350,000	377,563
Regency Energy Partners LP,
6.500%, due 07/15/21	2,325,000	2,493,563
Revlon Consumer Products Corp.,
5.750%, due 02/15/21	1,775,000	1,783,875
Reynolds Group Issuer, Inc.,
5.750%, due 10/15/20	800,000	838,000
7.875%, due 08/15/19	925,000	1,018,656
9.875%, due 08/15/19	585,000	653,738
Rite Aid Corp.,
9.250%, due 03/15/20	1,100,000	1,255,375
Roundy's Supermarkets, Inc.,
10.250%, due 12/15/20[1]	1,400,000	1,491,000
Royal Caribbean Cruises Ltd.,
5.250%, due 11/15/22	1,475,000	1,511,875
7.250%, due 06/15/16	250,000	280,000
RR Donnelley & Sons Co.,
6.000%, due 04/01/24	925,000	931,937
7.875%, due 03/15/21	1,125,000	1,288,125
rue21, Inc.,
9.000%, due 10/15/21[1]	1,400,000	938,000
Sabine Pass Liquefaction LLC,
5.625%, due 02/01/21	4,925,000	5,078,906
6.250%, due 03/15/22[1]	1,800,000	1,876,500
Samson Investment Co.,
10.750%, due 02/15/20[1]	2,250,000	2,452,500
SandRidge Energy, Inc.,
7.500%, due 02/15/23	260,000	275,600
8.750%, due 01/15/20	1,150,000	1,239,125
SBA Telecommunications, Inc.,
5.750%, due 07/15/20	325,000	340,438
Sealed Air Corp.,
5.250%, due 04/01/23[1]	1,325,000	1,338,250
8.375%, due 09/15/21[1]	1,380,000	1,588,725
ServiceMaster Co.,
7.000%, due 08/15/20	750,000	794,063
8.000%, due 02/15/20	2,200,000	2,387,000
SESI LLC,
7.125%, due 12/15/21	1,100,000	1,226,500
Shingle Springs Tribal Gaming
Authority.,
9.750%, due 09/01/21[1]	1,050,000	1,165,500
Sirius XM Holdings, Inc.,
4.250%, due 05/15/20[1]	250,000	244,375
4.625%, due 05/15/23[1]	400,000	377,000
5.250%, due 08/15/22[1]	1,625,000	1,673,750
5.750%, due 08/01/21[1]	400,000	416,000
5.875%, due 10/01/20[1]	1,050,000	1,105,125
SLM Corp.,
5.500%, due 01/15/19	1,375,000	1,454,063
8.000%, due 03/25/20	2,700,000	3,108,375
8.450%, due 06/15/18	1,050,000	1,236,375
Spectrum Brands, Inc.,
6.375%, due 11/15/20	1,025,000	1,109,562
6.625%, due 11/15/22	150,000	163,313
Speedway Motorsports, Inc.,
6.750%, due 02/01/19	225,000	239,063
Springleaf Finance Corp.,
6.900%, due 12/15/17	1,205,000	1,322,488
Sprint Capital Corp.,
6.875%, due 11/15/28	750,000	727,500
6.900%, due 05/01/19	2,275,000	2,496,813
8.750%, due 03/15/32	1,850,000	2,035,000
Sprint Communications, Inc.,
7.000%, due 03/01/20[1]	1,350,000	1,555,875
9.000%, due 11/15/18[1]	2,050,000	2,506,125
Sprint Corp.,
7.125%, due 06/15/24[1]	650,000	682,500
7.250%, due 09/15/21[1]	1,350,000	1,471,500
7.875%, due 09/15/23[1]	800,000	880,000
SPX Corp.,
6.875%, due 09/01/17	725,000	822,875
SquareTwo Financial Corp.,
11.625%, due 04/01/17	1,270,000	1,276,350
Standard Pacific Corp.,
8.375%, due 01/15/21	1,040,000	1,229,800
10.750%, due 09/15/16	750,000	900,000
Steel Dynamics, Inc.,
5.250%, due 04/15/23	850,000	864,875
Suburban Propane Partners LP,
7.500%, due 10/01/18	464,000	493,000
Sugarhouse HSP Gaming Prop Mezz LP,
6.375%, due 06/01/21[1]	1,740,000	1,713,900
Summit Materials LLC,
10.500%, due 01/31/20[1]	1,375,000	1,550,313
Tenet Healthcare Corp.,
4.375%, due 10/01/21	450,000	434,250
6.000%, due 10/01/20[1]	3,075,000	3,290,250
8.125%, due 04/01/22	750,000	838,125
Tesoro Logistics LP,
5.875%, due 10/01/20	1,300,000	1,358,500
T-Mobile USA, Inc.,
6.625%, due 04/01/23	1,575,000	1,669,500
TMS International Corp.,
7.625%, due 10/15/21[1]	1,675,000	1,796,438
TransDigm, Inc.,
7.750%, due 12/15/18	1,150,000	1,233,375

UBS High Yield Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount	Value

Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1,5]	$245,000	$211,313
United Rentals North America, Inc.,
6.125%, due 06/15/23	1,250,000	1,325,000
UR Merger Sub Corp.,
8.250%, due 02/01/21	1,075,000	1,202,656
USG Corp.,
5.875%, due 11/01/21[1]	2,525,000	2,689,125
USPI Finance Corp.,
9.000%, due 04/01/20	775,000	860,250
Valeant Pharmaceuticals International,
7.000%, due 10/01/20[1]	2,300,000	2,489,750
Virgin Media Finance PLC,
6.375%, due 04/15/23[1]	1,225,000	1,298,500
VPI Escrow Corp.,
6.375%, due 10/15/20[1]	3,525,000	3,807,000
Vulcan Materials Co.,
7.500%, due 06/15/21	1,530,000	1,801,575
WESCO Distribution, Inc.,
5.375%, due 12/15/21[1]	1,575,000	1,610,438
West Corp.,
7.875%, due 01/15/19	1,032,000	1,106,820
Westmoreland Escrow Corp.,
10.750%, due 02/01/18[1]	850,000	928,625
WideOpenWest Finance LLC,
10.250%, due 07/15/19	2,700,000	3,064,500
William Carter Co.,
5.250%, due 08/15/21[1]	600,000	617,250
Windstream Corp.,
7.750%, due 10/01/21	2,600,000	2,795,000
WMG Acquisition Corp.,
5.625%, due 04/15/22[1]	25,000	25,375
6.000%, due 01/15/21[1]	1,185,000	1,235,363
XL Group PLC,
Series E, 6.500%, due 04/15/17[2,3]	365,000	359,069
Zions Bancorp.,
5.500%, due 11/16/15	30,000	31,733

Total United States corporate bonds		370,455,458

Total corporate bonds
(cost $440,153,764)		453,791,639

	Shares

Short-term investment — 16.72%
Investment company — 16.72%
UBS Cash Management Prime
Relationship Fund[6]
(cost $92,656,925)	92,656,925	92,656,925

	Notional Amount

Options purchased — 0.07%
Options purchased on credit default
swaps on credit indicies — 0.07%[5]
Expiring 06/18/14. If exercised the
payment from the counterparty will
be made upon the occurrence of a
failure to pay, obligation
acceleration, repudiation or
restructuring of referenced obligation
specified in the CDX.NA.HY Series
21 Index and the Fund receives quarterly
fixed rate of 5.000%. Underlying
credit default swap terminating
12/20/18. European style.
counterparty: JPMCB	$15,000,000	203,960
Expiring 06/18/14. If exercised the
payment from the counterparty will
be made upon the occurrence of a
failure to pay, obligation
acceleration, repudiation or
restructuring of referenced obligation
specified in the CDX.NA.HY Series
21 Index and the Fund receives quarterly
fixed rate of 5.000%. Underlying
credit default swap terminating
12/20/18. European style.
counterparty: MLI	35,000,000	200,714

Total options purchased
(cost $352,000)		404,674

Total investments — 98.68%
(cost $533,162,689)		546,853,238
Cash and other assets, less liabilities—1.32%		7,287,014

Net assets — 100.00%		$554,140,252

UBS High Yield Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$15,300,644
Gross unrealized depreciation	(1,610,095)

Net unrealized appreciation of investments	$13,690,549

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Total return swap agreements5

				Payments	Payments
			Termination	made by	received by			Unrealized
Counterparty	Notional amount		date	the Fund[7]	the Fund[7]	Upfront payments	Value	appreciation

MLI	USD	30,000,000	06/25/14	3 month USD LIBOR	—[8]	$—	$17,936	$17,936

Options written

	Expiration	Premiums
	date	received	Value

Put options
Options written on credit default swaps on credit indices[5]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 21 Index and Fund pays quarterly fixed rate of 5.000%. Underlying credit default swap terminating 12/20/18. European style. counterparty: JPMCB, Notional Amount USD 15,000,000	June 2014	$274,500	$(72,788)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 21 Index and Fund pays quarterly fixed rate of 5.000%. Underlying credit default swap terminating 12/20/18. European style. counterparty: MLI, Notional Amount USD 35,000,000	June 2014	595,000	(309,034)

Total options written		$869,500	$(381,822)

Written swaptions activity for the period ended March 31, 2014 was as follows:

Premiums
received
Swaptions outstanding at December 31, 2013	$—
Swaptions written	869,500
Swaptions terminated in closing purchase transactions	—
Swaptions expired prior to exercise	—

Swaptions outstanding at March 31, 2014	$869,500

UBS High Yield Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Assets	Level 1	Level 2	Level 3	Total

Description:
Corporate bonds	$—	$453,791,639	$—	$453,791,639
Short-term investment	—	92,656,925	—	92,656,925
Options purchased	—	404,674	—	404,674
Swap agreement	—	17,936	—	17,936

Total	$—	$546,871,174	$—	$546,871,174

Liabilities	Level 1	Level 2	Level 3	Total

Description:
Options written	$—	$(381,822)	$—	$(381,822)

Total	$—	$(381,822)	$—	$(381,822)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $185,341,763 or 33.45% of net assets.

[2]	Variable or floating rate security — the interest rate shown is the current rate as of March 31, 2014 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[5]	Illiquid investment as of March 31, 2014.
[6]	The table below details the Fund's investment in fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/13	03/31/14	03/31/14	03/31/14	03/31/14

UBS Cash Management Prime Relationship Fund	$28,623,235	$100,057,652	$36,023,962	$92,656,925	$15,509

[7]	Payments made or received are based on the notional amount.
[8]	Payment is based on the performance of the underlying iBoxx USD Liquid High Yield Index.

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2014

Bonds
Corporate bonds
Banks	8.06%
Building products	0.93
Capital markets	3.78
Diversified financial services	4.36
Electric utilities	3.18
Food & staples retailing	0.98
Metals & mining	4.82
Oil, gas & consumable fuels	14.97
Road & rail	2.33

Total corporate bonds	43.41%
Non-US government obligations	46.38
Structured notes	4.74

Total bonds	94.53%
Short-term investment	3.55
Options purchased	0.01

Total investments	98 .09%
Cash and other assets, less liabilities	1.91

Net assets	100.00%

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face
	amount		Value

Bonds — 94.53%
Corporate bonds — 43.41%
Brazil — 2.85%
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]		$400,000	$393,000
Petrobras International Finance Co.,
6.750%, due 01/27/41		250,000	243,125

Total Brazil corporate bonds			636,125

China — 1.81%
China Lesso Group Holdings Ltd.,
7.875%, due 05/13/16[1]		200,000	207,000
China Oriental Group Co., Ltd.,
8.000%, due 08/18/15[1]		200,000	198,482

Total China corporate bonds			405,482

Croatia — 0.98%
Agrokor DD,
8.875%, due 02/01/20[2]		200,000	219,000

Czech Republic — 0.68%
EP Energy AS,
5.875%, due 11/01/19[2]	EUR	100,000	151,964

Georgia — 1.19%
Georgian Railway JSC,
7.750%, due 07/11/22[1]		$250,000	266,875

Hungary — 3.78%
Magyar Export-Import Bank RT,
5.500%, due 02/12/18[1]		800,000	844,136

Indonesia — 2.76%
Pertamina Persero PT,
6.000%, due 05/03/42[1]		700,000	617,750

Kazakhstan — 5.08%
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[1]		250,000	255,000
Kazatomprom Natsionalnaya
Atomnaya Kompaniya AO,
6.250%, due 05/20/15[1]		850,000	879,750

Total Kazakhstan corporate bonds			1,134,750

Russia — 9.76%
Bank of Moscow Capital PL,
6.699%, due 03/11/15[1]		300,000	303,000
RSHB Capital SA for OJSC Russian
Agricultural Bank,
7.750%, due 05/29/18[1]		150,000	161,625
VEB Finance Ltd.,
6.800%, due 11/22/25[1]		600,000	603,000
6.902%, due 07/09/20[1]		200,000	209,750
VTB Capital SA,
6.950%, due 10/17/22[1]		900,000	902,250

Total Russia corporate bonds			2,179,625

South Africa — 1.42%
Eskom Holdings SOC Ltd.,
6.750%, due 08/06/23[1]		300,000	317,250

Turkey — 2.66%
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[1]		650,000	594,750

Ukraine — 6.55%
Nak Naftogaz Ukraine,
9.500%, due 09/30/14		1,550,000	1,462,812

Venezuela — 3.89%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		850,000	718,250
9.000%, due 11/17/21[1]		200,000	150,000

Total Venezuela corporate bonds			868,250

Total corporate bonds
(cost $9,890,038)			9,698,769

Non-US government obligations — 46.38%
Argentina — 2.45%
Republic of Argentina,
0.000%, due 12/15/35[3]		3,547,755	230,604
0.000%, due 12/15/35[3]		4,800,000	316,800

			547,404

Belarus — 6.80%
Republic of Belarus,
8.750%, due 08/03/15[1]		1,500,000	1,518,750

Brazil — 13.08%
Federative Republic of Brazil,
6.000%, due 08/15/50[4]	BRL	1,100,000	1,051,228
Notas do Tesouro Nacional,
Series B, 9.100%, due 05/15/45[4]		1,950,000	1,871,958

			2,923,186

China — 2.63%
China Government Bond,
2.380%, due 07/19/14	CNY	3,200,000	514,763
2.480%, due 12/01/20		500,000	73,601

			588,364

Costa Rica — 2.92%

Banco Nacional de Costa Rica,
4.875%, due 11/01/18[2]		$650,000	653,250

Gabon — 0.95%
Gabonese Republic,
6.375%, due 12/12/24[2]		200,000	211,500

Ghana — 1.86%
Republic of Ghana,
7.875%, due 08/07/23[2]		321,206	294,707
8.500%, due 10/04/17[1]		118,000	120,212

			414,919

Mexico — 3.87%
Mexican Udibonos,
Series S, 4.000%, due 11/15/40[4]	MXN	10,807,007	865,258

Nigeria — 1.27%
Nigeria Treasury Bills,
10.766%, due 04/10/14[5]	NGN	47,000,000	284,028

Russia — 3.17%
Russian Federation,
7.000%, due 01/25/23	RUB	27,500,000	707,546

Turkey — 3.02%
Republic of Turkey,

7.000%, due 10/01/14	TRY	1,426,763	674,578

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face
	amount		Value

Venezuela — 4.36%
Republic of Venezuela,
8.250%, due 10/13/24[1]		$1,400,000	$973,000

Total Non-US government
obligations
(cost $12,266,167)			10,361,783

Structured notes — 4.74%
Ghana — 2.06%
Standard Chartered Bank,
23.000%, due 08/21/17[2]
(linked to Republic of Ghana,
23.000%, due 08/21/17)		1,350,000	460,686

India — 2.68%
Standard Chartered Bank,
8.130%, due 09/23/22[2]
(linked to Indian Government
Bonds,
8.130%, due 09/21/22)		713,982	597,846

Total structured notes
(cost $1,534,648)			1,058,532

Total bonds
(cost $23,690,853)			21,119,084

	Shares

Short-term investment — 3.55%
Investment company — 3.55%
UBS Cash Management Prime
Relationship Fund[6]
(cost $793,099)		793,099	793,099

	Face amount
	covered by
	contracts

Options purchased — 0.01%
Put options — 0.01%
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.80,
expires June 2014,
counterparty: BB	EUR	520,000	70
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.90,
expires April 2014,
counterparty: GSI		$980,000	0
Foreign Exchange Option, Buy
USD/CLP,
strike @ CLP 548.00,
expires April 2014, counterparty:
MLI		420,000	2,665
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 1.92,
expires June 2014,
counterparty: BB		760,000	16

Total options purchased
(cost $36,304)			2,751

Total investments — 98.09%
(cost $24,520,256)			21,914,934
Cash and other assets, less
liabilities — 1.91%			427,155

Net assets — 100.00%			$22,342,089

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$192,359
Gross unrealized depreciation	(2,797,681)

Net unrealized depreciation of investments	$(2,605,322)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts		In		Maturity	appreciation/
Counterparty	to deliver		exchange for		date	(depreciation)

BB	TRY	1,468,340	USD	639,493	06/18/14	$(31,204)
BB	USD	471,515	BRL	1,076,000	06/10/14	(5,926)
BB	USD	22,727	BRL	55,000	06/10/14	1,071
CSI	BRL	294,000	USD	126,452	04/04/14	(3,037)
CSI	BRL	7,107,166	USD	2,969,982	06/18/14	(98,739)
CSI	CLP	22,481,000	USD	39,316	04/04/14	(1,671)
CSI	CZK	2,499,000	USD	126,660	04/04/14	1,247
CSI	MXN	6,503,000	USD	487,934	06/18/14	(7,184)
CSI	RUB	1,150,000	USD	31,554	04/04/14	(1,207)
CSI	RUB	29,330,000	USD	787,594	06/18/14	(34,211)
CSI	USD	62,052	BRL	147,000	04/04/14	2,693
CSI	USD	126,288	BRL	293,000	06/18/14	223
CSI	USD	103,377	CLP	58,196,000	04/04/14	2,725
CSI	USD	127,493	CZK	2,499,000	04/04/14	(2,080)
CSI	USD	3,531	IDR	41,149,000	06/18/14	41
CSI	USD	20,708	MXN	275,000	04/04/14	353
CSI	USD	374,113	RUB	13,700,000	04/04/14	16,182
CSI	USD	350,045	RUB	12,550,000	06/18/14	1,596
DB	BRL	203,000	USD	85,564	04/04/14	(3,845)
DB	CLP	59,218,000	USD	103,376	04/04/14	(4,589)
DB	MXN	1,633,000	USD	122,835	04/04/14	(2,227)
DB	THB	240,000	USD	7,401	06/18/14	28
DB	USD	271,306	BRL	643,000	04/04/14	11,895
DB	USD	41,351	CLP	23,503,000	04/04/14	1,499
DB	USD	366,230	HUF	83,233,000	06/18/14	5,274
DB	USD	434,859	INR	26,983,000	06/18/14	8,569
DB	USD	248,089	MXN	3,274,000	04/04/14	2,648
GSI	BRL	1,131,000	USD	469,003	06/10/14	(20,385)
GSI	TWD	63,000	USD	2,080	06/18/14	7
GSI	USD	201,211	KRW	216,140,400	06/18/14	1,053
GSI	USD	145,950	MXN	1,916,000	06/18/14	(72)
JPMCB	EUR	420,000	USD	577,940	05/20/14	(622)

Net unrealized depreciation on forward foreign currency contracts						$(159,895)

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Long Bond, 2 contracts (USD)	June 2014	$264,890	$266,438	$1,548
5 Year US Treasury Notes, 17 contracts (USD)	June 2014	2,036,249	2,022,203	(14,046)

US Treasury futures sell contracts:
US Ultra Bond, 5 contracts (USD)	June 2014	(712,927)	(722,344)	(9,417)
10 Year US Treasury Notes, 70 contracts (USD)	June 2014	(8,703,922)	(8,645,000)	58,922

Net unrealized appreciation on futures contracts				$37,007

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

Currency swap agreement7

		Receive	Termination	Pay	Receive	Upfront		Unrealized
Counterparty	Pay contracts	contracts	date	rate[8]	rate[8]	payments	Value	appreciation

BB	INR 37,150,000	USD 719,681	12/05/16	4.500%	6 month USD LIBOR	$—	$132,934	$132,934

Interest rate swap agreements

				Payments	Payments
	Notional		Termination	made by	received by	Upfront		Unrealized
Counterparty	amount		date	the Fund[8]	the Fund[8]	payments	Value	depreciation

CITI	KRW	1,100,000,000	08/26/16	3.410%	3 month CD KSDA	$—	$(14,378)	$(14,378)
CSFB	ZAR	8,000,000	06/04/18	3 month JIBAR	6.400%	—	(33,022)	(33,022)
DB	ZAR	4,400,000	05/31/23	3 month JIBAR	7.480	—	(22,692)	(22,692)
GSI	TWD	32,500,000	08/26/16	1.280	3 month TWCPBA	—	(5,799)	(5,799)
MLI	KRW	1,300,000,000	01/20/19	3.380	3 month CD KSDA	—	(5,252)	(5,252)

						$—	$(81,143)	$(81,143)

Options written

	Expiration	Premiums
Put options	date	received	Value

Foreign Exchange Option, Sell EUR/BRL, EUR 560,000 face amount
covered by contracts, strike @ BRL 2.60, counterparty: BB	June 2014	$4,731	$0
Foreign Exchange Option, Sell USD/BRL, USD 980,000 face amount
covered by contracts, strike @ BRL 1.80, counterparty: GSI	April 2014	2,606	0
Foreign Exchange Option, Sell USD/CLP, USD 210,000 face amount
covered by contracts, strike @ CLP 555.00, counterparty: MLI	April 2014	2,410	(2,743)
Foreign Exchange Option, Sell USD/TRY, USD 380,000 face amount
covered by contracts, strike @ TRY 1.98, counterparty: BB	June 2014	12,008	(72)

Total options written		$21,755	$(2,815)

Written foreign exchange options activity for the period ended March 31, 2014 was as follows:

Premiums
received
Foreign exchange options outstanding at December 31, 2013	$27,236
Foreign exchange options written	22,553
Foreign exchange options terminated in closing purchase transactions	(28,034)
Foreign exchange options expired prior to exercise	—

Foreign exchange options outstanding at March 31, 2014	$21,755

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Assets	Level 1	Level 2	Level 3	Total

Description:
Corporate bonds	$—	$9,698,769	$—	$9,698,769
Non-US government obligations	—	10,361,783	—	10,361,783
Structured notes	—	1,058,532	—	1,058,532
Short-term investment	—	793,099	—	793,099
Options purchased	—	2,751	—	2,751
Forward foreign currency contracts	—	57,104	—	57,104
Futures contracts	60,470	—	—	60,470
Swap agreements	—	132,934	—	132,934

Total	$60,470	$22,104,972	$—	$22,165,442

Liabilities	Level 1	Level 2	Level 3	Total

Description:
Forward foreign currency contracts	—	(216,999)	—	(216,999)
Futures contracts	(23,463)	—	—	(23,463)
Swap agreements	—	(81,143)	—	(81,143)
Options written	—	(2,815)	—	(2,815)

Total	$(23,463)	$(300,957)	$—	$(324,420)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2014, the value of these securities amounted to $10,233,830 or 45.81% of net assets.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $2,588,953 or 11.59% of net assets.
[3]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[4]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities' principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer's country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[5]	Interest rate is the discount rate at the date of purchase.
[6]	The table below details the Fund's investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.
Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	12/31/13	03/31/14	03/31/14	03/31/14	03/31/14

UBS Cash Management Prime Relationship Fund	$1,188,874	$1,860,039	$2,255,814	$793,099	$236

[7]	Illiquid investment as of March 31, 2014.
[8]	Payments made or received are based on the notional amount.

UBS Cash Management Prime Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face
	amount	Value

Short-term investments — 100.00%
Certificates of deposit — 8.78%
Bank of Nova Scotia,
0.246%, due 09/16/14[1]	$5,000,000	$5,000,000
0.336%, due 03/30/15[1]	4,000,000	4,000,000
Branch Banking & Trust Co.,
0.130%, due 05/30/14	5,000,000	5,000,000
Citibank N.A.,
0.160%, due 05/19/14	7,000,000	7,000,000
Credit Industriel et Commercial,
0.200%, due 06/05/14	10,000,000	10,000,000
JPMorgan Chase Bank N.A.,
0.380%, due 12/04/14	6,000,000	6,000,000
National Australia Bank Ltd.,
0.275%, due 01/06/15[1]	6,000,000	6,000,000
Natixis,
0.214%, due 05/05/14	5,000,000	5,000,000
Nordea Bank Finland PLC,
0.290%, due 11/20/14	6,000,000	6,000,000
Rabobank Nederland NV,
0.360%, due 06/11/14	4,000,000	4,000,000
Societe Generale,
0.272%, due 05/05/14[1]	6,000,000	6,000,000
Toronto-Dominion Bank,
0.195%, due 05/22/14[1]	3,000,000	3,000,000
Wells Fargo Bank N.A.,
0.210%, due 06/09/14	5,000,000	5,000,000

Total certificates of deposit
(cost $72,000,000)		72,000,000

Commercial paper — 39.98%
ABN AMRO Funding USA LLC,
0.200%, due 06/10/14[2,3]	10,000,000	9,996,111
Albion Capital LLC,
0.160%, due 04/22/14[2,3]	8,000,000	7,999,253
0.210%, due 05/15/14[2,3]	8,000,000	7,997,947
Barclays Bank PLC,
0.210%, due 05/13/14[2,3]	7,000,000	6,998,285
0.360%, due 05/07/14[3,4]	7,000,000	7,000,000
BNP Paribas Finance, Inc.,
0.170%, due 04/07/14[2]	7,000,000	6,999,802
0.200%, due 04/10/14[2]	7,000,000	6,999,650
0.220%, due 06/06/14[2]	7,000,000	6,997,177
Cancara Asset Securitisation LLC,
0.160%, due 04/03/14[2,3]	5,000,000	4,999,956
0.170%, due 04/30/14[2,3]	7,000,000	6,999,041
0.170%, due 06/10/14[2,3]	5,000,000	4,998,347
Chariot Funding LLC,
0.301%, due 06/03/14[2,3]	4,000,000	3,997,900
CNPC Finance Hong Kong Ltd.,
0.300%, due 04/01/14[2,3]	7,000,000	7,000,000
Commonwealth Bank of Australia,
0.230%, due 10/17/14[1,3]	5,000,000	5,000,000
Erste Abwicklungsanstalt,
0.175%, due 05/15/14[2,3]	7,000,000	6,998,503
Erste Finance Delaware LLC,
0.160%, due 04/01/14[2,3]	10,000,000	10,000,000
Fairway Finance Corp.,
0.150%, due 05/01/14[2,3]	8,417,000	8,415,948
General Electric Capital Corp.,
0.200%, due 08/05/14[2]	5,000,000	4,996,500
Gotham Funding Corp.,
0.145%, due 04/21/14[2,3]	5,000,000	4,999,597
0.170%, due 04/02/14[2,3]	2,618,000	2,617,988
0.180%, due 05/09/14[2,3]	3,000,000	2,999,430
ING US Funding LLC,
0.200%, due 05/13/14[2]	6,000,000	5,998,600
0.205%, due 04/07/14[2]	7,000,000	6,999,761
0.210%, due 05/12/14[2]	5,000,000	4,998,804
Jupiter Securitization Co., LLC,
0.220%, due 07/14/14[2,3]	7,500,000	7,495,233
KFW,
0.130%, due 05/12/14[2,3]	8,000,000	7,998,816
0.135%, due 06/13/14[2,3]	8,000,000	7,997,810
Liberty Street Funding LLC,
0.170%, due 05/08/14[2,3]	5,000,000	4,999,126
LMA Americas LLC,
0.160%, due 04/22/14[2,3]	10,000,000	9,999,067
Manhattan Asset Funding Co., LLC,
0.170%, due 04/21/14[2,3]	13,000,000	12,998,771
Natixis US Finance Co.,
0.050%, due 04/01/14[2]	10,000,000	10,000,000
Northern Pines Funding LLC,
0.250%, due 05/27/14[2,3]	4,000,000	3,998,444
0.250%, due 05/28/14[2,3]	10,000,000	9,996,042
Old Line Funding LLC,
0.180%, due 05/16/14[2]	5,000,000	4,998,875
0.180%, due 06/12/14[2]	6,000,000	5,997,840
0.186%, due 08/04/14[1]	3,000,000	3,000,000
0.230%, due 07/23/14[2,3]	6,000,000	5,995,668
Philip Morris International, Inc.,
0.140%, due 04/22/14[2,3]	10,000,000	9,999,183
PNC Bank N.A.,
0.300%, due 12/03/14	5,000,000	5,000,000
Regency Markets No. 1 LLC,
0.140%, due 04/15/14[2,3]	17,500,000	17,499,047
0.140%, due 04/22/14[2,3]	6,000,000	5,999,510
Sheffield Receivables Corp.,
0.190%, due 04/10/14[2,3]	7,000,000	6,999,668
0.190%, due 05/06/14[2,3]	7,000,000	6,998,707
Toyota Motor Credit Corp.,
0.200%, due 04/16/14[2]	7,000,000	6,999,417
Versailles Commercial Paper LLC,
0.216%, due 05/05/14[1,3]	5,000,000	5,000,000
Victory Receivables Corp.,
0.140%, due 04/29/14[2,3]	5,000,000	4,999,456
Working Capital Management Co.,
0.120%, due 04/02/14[2,3]	10,000,000	9,999,967

Total commercial paper
(cost $327,979,247)		327,979,247

Short-term corporate obligations — 2.44%
Bank of America Securities LLC,
0.150%, due 04/17/14	10,000,000	10,000,000
Royal Bank of Canada,
0.290%, due 04/07/15[1,2,3]	5,000,000	5,000,000
Wells Fargo Bank N.A.,
0.334%, due 04/22/15[1,2]	5,000,000	5,000,000

Total short-term corporate
obligations
(cost $20,000,000)		20,000,000

US government and agency obligations — 8.66%
Federal Home Loan Banks,
0.065%, due 05/09/14[2]	12,200,000	12,199,164
0.065%, due 05/28/14[2]	5,790,000	5,789,404
0.070%, due 04/09/14[2]	5,000,000	4,999,922
0.075%, due 04/30/14[2]	5,000,000	4,999,698
0.100%, due 08/15/14[2]	10,000,000	9,996,222
0.135%, due 08/06/14[2]	10,000,000	9,995,237

UBS Cash Management Prime Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face
	amount	Value

Federal Home Loan Mortgage Corp.,[5]
0.100%, due 05/14/14[2]	$10,000,000	$9,998,806
US Treasury Bill,
0.110%, due 08/14/14[2]	8,000,000	7,997,150
US Treasury Note,
2.625%, due 07/31/14	5,000,000	5,041,075

Total US government and agency
obligations
(cost $71,016,678)		71,016,678

Non-US government obligation — 0.61%
Export Development Canada,
0.140%, due 01/06/15[1,3]
(cost $5,000,000)	5,000,000	5,000,000

Repurchase agreements — 39.53%
Repurchase agreement dated 03/03/14
with Merrill Lynch, Pierce, Fenner
& Smith, Inc., 0.540% due
05/05/14 collateralized by
$76,397,167 with various Corporate
Issues, 0.000% to 7.000%, due
12/20/14 to 02/28/52; (value -
$10,705,826); proceeds:
$10,013,928[4]	10,000,000	10,000,000
Repurchase agreement dated 03/31/14
with Barclays Capital, Inc., 0.060%
due 04/01/14 collateralized by
$176,435,400 US Treasury Note,
0.625% due 08/31/17 (value -
$173,400,093); proceeds:
$170,000,283	170,000,000	170,000,000
Repurchase agreement dated 03/31/14
with Deutsche Bank, 0.080% due
04/01/14 collateralized by
$45,032,549 various US
Government Agencies, 0.000% to
5.410%, due 01/16/15 to 04/17/36;
(value - $45,084,001); proceeds:
$44,200,098	44,200,000	44,200,000
Repurchase agreement dated 03/31/14
with Goldman Sachs, 0.070% due
04/01/14 collateralized by
$100,207,000 various US
Government Agencies, 0.875% to
2.500%, due 05/15/14 to 02/22/17;
(value - 102,000,910)
proceeds: 100,000,194	100,000,000	100,000,000

Total repurchase agreements
(cost $324,200,000)		324,200,000

Total short-term investments
(cost $820,195,925)		820,195,925

Total investments — 100.00%
(cost $820,195,925)[6]		820,195,925
Cash and other assets, less liabilities — 0.00%[7]		31,114

Net assets — 100.00%		$820,227,039

UBS Cash Management Prime Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Assets	Level 1	Level 2	Level 3	Total

Description:
Certificates of deposit	$—	$72,000,000	$—	$72,000,000
Commercial paper	—	327,979,247	—	327,979,247
Short-term corporate obligations	—	20,000,000	—	20,000,000
US government and agency obligations	—	71,016,678	—	71,016,678
Non-US government obligation	—	5,000,000	—	5,000,000
Repurchase agreements	—	324,200,000	—	324,200,000

Total	$—	$820,195,925	$—	$820,195,925

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2014, and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at date of purchase.
[3]	Security exempt from registration pursuant to Section 4(2) under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities amounted to $257,992,821 or 31.45% of net assets.
[4]	Illiquid investment as of March 31, 2014.
[5]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[6]	Aggregate cost for federal income tax purposes, which was approximately the same for book purposes.
[7]	Amount represents less than 0.005%.

UBS U.S. Treasury Inflation Protected Securities Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2014

Bonds
US government obligations	93.52%

Total bonds	93.52%
Short-term investments	10.24

Total investments	103.76%
Liabilities, in excess of cash and other assets	(3.76)

Net assets	100.00%

UBS U.S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

	Face amount	Value

Bonds — 93.52%
US government obligations: 93.52%
US Treasury Inflation Indexed Bonds
(TIPS),
0.625%, due 02/15/43	$700,000	$596,351
0.750%, due 02/15/42	500,000	451,044
1.375%, due 02/15/44	275,000	281,662
1.750%, due 01/15/28	600,000	742,268
2.000%, due 01/15/26	575,000	771,640
2.125%, due 02/15/41	360,000	462,072
2.375%, due 01/15/25	400,000	584,526
2.375%, due 01/15/27	700,000	963,874
2.500%, due 01/15/29	700,000	926,143
3.375%, due 04/15/32	150,000	273,226
US Treasury Inflation Indexed Notes
(TIPS),
0.125%, due 04/15/16	500,000	544,193
0.125%, due 04/15/17	2,000,000	2,117,831
0.125%, due 04/15/18	700,000	724,614
0.125%, due 01/15/22	1,000,000	1,012,508
0.125%, due 07/15/22	800,000	797,095
0.125%, due 01/15/23	1,500,000	1,470,815
0.375%, due 07/15/23	800,000	795,324
0.500%, due 04/15/15	800,000	881,052
0.625%, due 07/15/21	200,000	213,718
0.625%, due 01/15/24	1,500,000	1,508,935
1.125%, due 01/15/21	1,000,000	1,135,149
1.250%, due 07/15/20	250,000	288,971
1.375%, due 01/15/20	250,000	292,252
1.875%, due 07/15/15	700,000	882,589
1.875%, due 07/15/19	250,000	304,823
2.375%, due 01/15/17	300,000	381,064
2.500%, due 07/15/16	375,000	473,854
US Treasury Note,
1.500%, due 02/28/19	1,700,000	1,683,000

Total US government obligations
(cost $21,685,532)		21,560,593

Total bonds
(cost $21,685,532)		21,560,593

	Shares

Short-term investments: 10.24%
Investment company: 1.13%
UBS Cash Management Prime
Relationship Fund[1]
(cost $260,496)	260,496	260,496

	Face amount

US government obligation: 9.11%
US Treasury Bill,
0.059%, due 08/14/14[2]
(cost $2,099,538)	$2,100,000	2,099,528

Total short-term investments
(cost $2,360,034)		2,360,024

Total investments: 103.76%
(cost $24,045,566)		23,920,617
Liabilities, in excess of cash and other
assets: (3.76%)		(867,490)

Net assets: 100.00%		$23,053,127

UBS U.S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments
March 31, 2014 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$83,795
Gross unrealized depreciation	(208,744)

Net unrealized depreciation of investments	$(124,949)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures sell contracts:
US Ultra Bond, 3 contracts (USD)	June 2014	(432,652)	(433,406)	$(754)
10 Year US Treasury Notes, 13 contracts (USD)	June 2014	(1,610,140)	(1,605,500)	4,640

Net unrealized appreciation on futures contracts				$3,886

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund's investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Assets	Level 1	Level 2	Level 3	Total

Description:
US government obligations	$—	$21,560,593	$—	$21,560,593
Short-term investments	—	2,360,024	—	2,360,024
Futures contracts	4,640	—	—	4,640

Total	$4,640	$23,920,617	$—	$23,925,257

Liabilities	Level 1	Level 2	Level 3	Total

Description:
Futures contracts	$(754)	$—	$—	$(754)

Total	$(754)	$—	$—	$(754)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1]	The table below details the Fund's investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/13	Purchases during the three months ended 03/31/14	Sales during the three months ended 03/31/14	Value 03/31/14	Net income earned from affiliate for the three months ended 03/31/14

UBS Cash Management Prime Relationship Fund	$84,835	$2,802,160	$2,626,499	$260,496	$41

[2]	Interest rate shown is discount rate at date of purchase.

Portfolio acronyms
ADR	American Depositary Receipt
CD KSDA	Korean Securities Dealer Association 91-day Certificate of Deposit Rate
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
GE	General Electric
GS	Goldman Sachs
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
NVDR	Non-voting Depository Receipt
OJSC	Open Joint Stock Company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.
TWCPBA	Taiwan Secondary Market Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSFB	Credit Suisse First Boston
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank NA
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
SSB	State Street Bank

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. Each Fund, with the exception of UBS Cash Management Prime Relationship Fund and UBS International Equity Relationship Fund, calculates its net asset value per share as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share will be calculated as of the time trading was halted. UBS Cash Management Prime Relationship Fund calculates its net asset value per share as of two hours prior to the close of the NYSE, which generally is 2:00 p.m. (Eastern time), on each day the NYSE is open for trading. UBS International Equity Relationship Fund calculates its net asset value per share as of 4:00 p.m. Eastern time on weekdays when the Fund is open for business.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc, (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Funds’ net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Funds’ investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these securities as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security is valued at “fair value” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Funds’ Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS Cash Management Prime Relationship Fund are valued using the amortized cost method of valuation. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	May 30, 2014